Nationwide Variable Insurance Trust
Prospectus  April 30, 2025

Fund and Class
NVIT Amundi Multi Sector Bond Fund
Class I
NVIT DoubleLine Total Return Tactical Fund
Class I
Class II
Class Y
NVIT Government Bond Fund
Class I
Class II
Class IV
Class P
Class Y
NVIT Government Money Market Fund
Class I
Class II
Class IV
Class V
Class Y
Fund and Class
NVIT Loomis Core Bond Fund (formerly, NVIT Core Bond Fund)
Class I
Class II
Class P
Class Y
NVIT Loomis Short Term Bond Fund
Class I
Class II
Class P
Class Y
NVIT Loomis Short Term High Yield Fund (formerly, NVIT Federated High Income Bond Fund)
Class I
The U.S. Securities and Exchange Commission has not approved or disapproved these Funds' shares or determined whether this Prospectus is complete or accurate. To state otherwise is a crime.
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Table of Contents

2	Fund Summaries
NVIT Amundi Multi Sector Bond Fund
NVIT DoubleLine Total Return Tactical Fund
NVIT Government Bond Fund
NVIT Government Money Market Fund
NVIT Loomis Core Bond Fund
NVIT Loomis Short Term Bond Fund
NVIT Loomis Short Term High Yield Fund
35	How the Funds Invest
NVIT Amundi Multi Sector Bond Fund
NVIT DoubleLine Total Return Tactical Fund
NVIT Government Bond Fund
NVIT Government Money Market Fund
NVIT Loomis Core Bond Fund
NVIT Loomis Short Term Bond Fund
NVIT Loomis Short Term High Yield Fund
48	Risks of Investing in the Funds
58	Fund Management
61	Investing with Nationwide Funds
Choosing a Share Class
Purchase Price
Fair Value Pricing
In-Kind Purchases
Selling Shares
Excessive or Short-Term Trading
Distribution and Services Plans
Revenue Sharing
66	Distributions and Taxes
67	Additional Information
68	Financial Highlights

Fund Summary: NVIT Amundi Multi Sector Bond Fund
Objective
The NVIT Amundi Multi Sector Bond Fund seeks to provide above average total return over a market cycle of three to five years.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. If these charges were reflected, the expenses listed below would be higher. See the variable insurance contract prospectus, which may impose sales charges and other additional contract-level expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class I Shares
Management Fees	0.57%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.24%
Total Annual Fund Operating Expenses	0.81%
Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and any expense limitation or fee waivers that may apply for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I Shares	$83	$259	$450	$1,002
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 276.07% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in different types of bonds and other debt securities, with few limitations as to credit quality, geography, maturity or sector. The Fund may invest in U.S. government securities and foreign government bonds, as well as U.S. and foreign corporate bonds and debentures, asset-backed securities, mortgage-backed securities and convertible bonds. The Fund also may invest in corporate loans. Securities in which the Fund invests pay interest on either a fixed-rate or a variable-rate basis. The Fund may invest in securities issued by foreign issuers, including those that are located in emerging market countries, although the Fund does not invest more than 65% of its net assets, at the time of purchase, in emerging market securities. Emerging market countries include certain countries located in Latin America, Asia, Africa, the Middle East, and developing countries of Europe, primarily Eastern Europe. Many foreign securities are denominated in currencies other than the U.S. dollar.
The Fund may invest without limitation in debt securities of any maturity, duration or credit quality. Accordingly, the Fund may invest a substantial portion of its portfolio in high-yield bonds (i.e., “junk bonds”) and other securities that are lower-rated. Some of these debt securities may be in default or at high risk of defaulting, and may have extremely poor prospects for being able to make principal and interest payments.

Fund Summary: NVIT Amundi Multi Sector Bond Fund (cont.)
The Fund’s subadviser may use derivatives, such as futures and forward foreign currency contracts, either to increase returns, to hedge against international currency exposure, or to manage the Fund’s average portfolio duration. The subadviser also may buy or sell credit default swaps either to hedge against investment risks or to increase return.
The Fund’s subadviser does not manage the Fund specific to any index or benchmark, which provides it with flexibility to allocate to and rotate across any sector in the fixed-income universe. This strategy is designed to provide exposure to those areas of the fixed-income market that the subadviser anticipates will provide value, while attempting to minimize exposure to those areas it anticipates will not provide value. In managing the Fund, the subadviser considers fundamental market factors such as yield and credit quality differences among bonds, as well as demand and supply trends. The subadviser also makes investment decisions based on technical factors such as price momentum, market sentiment, and supply or demand imbalances. The Fund may engage in frequent and active trading of portfolio securities.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.
As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:
Market risk – the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. This occurs due to numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, and the fluctuation of other securities markets around the world. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts, trade disputes and social unrest or rapid technological developments such as artificial intelligence) adversely interrupt the global economy.
Selection risk – the risk that the securities selected by the Fund’s subadviser will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies.
Interest rate risk – generally, when interest rates go up, the value of debt securities goes down. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent the Fund invests a substantial portion of its assets in debt securities with longer-term maturities, rising interest rates are more likely to cause periods of increased volatility and redemptions, and will cause the value of the Fund's investments to decline significantly. The Federal Reserve Board recently lowered interest rates following a period of consistent rate increases, though it is unclear if such lowering will continue. The interest earned on the Fund's investments in debt securities may decline when prevailing interest rates fall. Declines in interest rates increase the likelihood that debt obligations will be pre-paid, which, in turn, increases these risks. Very low or negative interest rates will impact the yield of the Fund's investments in debt securities and increase the risk that, if followed by rising interest rates, the Fund's performance will be negatively impacted. The Fund is subject to the risk that the income generated by its investments in debt securities may not keep pace with inflation. Recent and potential future changes in government policy may affect interest rates.
The interest rate of fixed-rate securities is fixed at the time of purchase and does not fluctuate with general market conditions. Floating-rate securities have interest rates that vary with changes to a specific measure, such as the Treasury bill rate. Variable-rate securities have interest rates that change at preset times based on changes on the specific measure.
Credit risk - a bond issuer will default if it is unable to pay the interest or principal when due. If an issuer defaults, the Fund will lose money. This risk is particularly high for high-yield bonds and other securities rated below investment grade. Changes in a bond issuer’s credit rating or the market’s perception of an issuer’s creditworthiness also affect the market price of a bond.
High-yield bonds risk – investing in high-yield bonds (i.e., “junk bonds”) and other lower-rated bonds is considered speculative and may subject the Fund to substantial risk of loss due to issuer default, decline in market value due to adverse economic and business developments, or sensitivity to changing interest rates.
Prepayment and call risk – certain bonds will be paid off by the issuer more quickly than anticipated. If this happens, the Fund may be required to invest the proceeds in securities with lower yields.
Convertible securities risk - the values of convertible securities typically fall when interest rates rise and increase when interest rates fall. The prices of convertible securities with longer maturities tend to be more volatile than those with shorter maturities. Value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The Fund will lose money if the issuer of a convertible security is unable to meet its financial obligations.

Fund Summary: NVIT Amundi Multi Sector Bond Fund (cont.)
Corporate loans risk – commercial banks and other financial institutions or institutional investors make corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate loans at rates that change in response to changes in market interest rates or the prime rates of U.S. banks. The market for corporate loans may be subject to irregular trading activity, wide bid/ask spreads (difference between the highest price a buyer is willing to pay for an asset and the lowest price that a seller is willing to accept for an asset) and extended trade settlement periods. Corporate loans have speculative characteristics and high risk, and often are referred to as “junk.” Furthermore, investments in corporate loans may not be considered “securities” for certain federal securities laws, and therefore the Fund may not be able to rely on the antifraud protections of the federal securities laws.
Mortgage-backed and asset-backed securities risks – these securities generally are subject to the same types of risk that apply to other debt securities, such as interest rate risk, credit risk, and prepayment and call risk. Mortgage-backed securities also are subject to extension risk, which is the risk that when interest rates rise, certain mortgage-backed securities will be paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment. Through its investments in mortgage-backed securities, the Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, generally have higher default rates than loans that meet government underwriting requirements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.
 Collateralized mortgage obligations risk – collateralized mortgage obligations exhibit similar risks to those of mortgage-backed securities but also present certain special risks. Collateralized mortgage obligations are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (tranches) with different priority rights to portions of the underlying mortgage payments. Collateralized mortgage obligation tranches often are specially structured in a manner that provides a variety of investment characteristics, such as yield, effective maturity and interest rate sensitivity. As market conditions change, however, particularly during periods of rapid or unanticipated changes in interest rates, the ability of a collateralized mortgage obligation tranche to provide the anticipated investment characteristics and performance may be significantly reduced. These changes may result in volatility in the market value, and in some instances reduced liquidity, of the collateralized mortgage obligation tranche.
U.S. government securities risk – not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the United States. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there is some risk of default by the issuer. Even if a security is backed by the U.S. Treasury or the full faith and credit of the United States, such guarantee applies only to the timely payment of interest and principal. Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors will affect the value of U.S. government securities. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future.
Derivatives risk – derivatives may be volatile and may involve significant risks. The underlying security, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Normally derivatives involve leverage, which means that their use can magnify significantly the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund. Certain derivatives held by the Fund may be illiquid, including non-exchange-traded or over-the-counter derivatives that are linked to illiquid instruments or illiquid markets, making it difficult to close out an unfavorable position. Derivatives also may be more difficult to purchase, sell or value than other instruments.
 Currency exposure – the Fund’s investments in currency futures and forward foreign currency exchange contracts (collectively, “currency contracts”) may involve a small investment relative to the amount of risk assumed. To the extent the Fund enters into these transactions, its success will depend on the subadviser’s ability to predict market movements, and their use may have the opposite effect of that intended. Risks include potential loss due to the imposition of controls by a government on the exchange of foreign currencies, the loss of any premium paid to enter into the transaction, delivery failure, default by the other party, or inability to close out a position because the trading market becomes illiquid. Currency contracts may reduce the risk of loss from a change in the value of a currency, but they also limit any potential gains and do not protect against fluctuations in the value of the underlying security.

Fund Summary: NVIT Amundi Multi Sector Bond Fund (cont.)
 Futures – the prices of futures contracts typically are more volatile than those of stocks and bonds. Small movements in the values of the assets or measures of underlying futures contracts can cause disproportionately larger losses to the Fund. While futures may be more liquid than other types of derivatives, they may experience periods when they are less liquid than stocks, bonds or other investments.
 Forwards – using forwards can involve greater risks than if the Fund were to invest directly in the underlying securities or assets. Because forwards often involve leverage, their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Currently there are few central exchanges or markets for forward contracts, and therefore they may be less liquid than exchange-traded instruments. If a forward counterparty fails to meet its obligations under the contract, the Fund will lose money.
 Credit default swaps – credit default swaps are subject to credit risk on the underlying investment and to counterparty credit risk. If the counterparty fails to meet its obligations the Fund could sustain significant losses. Credit default swaps also are subject to the risk that the Fund will not properly assess the cost of the underlying investment. If the Fund is selling credit protection, it bears the risk that a credit event will occur, requiring the Fund to pay the counterparty the set value of the defaulted bonds. If the Fund is buying credit protection, there is the risk that no credit event will occur and the Fund will receive no benefit for the premium paid.
Sector risk – investments in particular industries or sectors may be more volatile than the overall stock market. Therefore, if the Fund emphasizes one or more industries or economic sectors, it will be more susceptible to financial, market or economic events affecting the particular issuers and industries participating in such sectors than funds that do not emphasize particular industries or sectors.
Liquidity risk – when there is little or no active trading market for specific types of securities or instruments, it can become more difficult to sell the securities or instruments at or near their perceived value. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities. Liquidity risk also includes the risk that the Fund will experience significant net redemptions of its shares at a time when it cannot find willing buyers for its portfolio securities or instruments or can sell its portfolio securities or instruments only at a material loss. To meet redemption requests, the Fund may be forced to sell other securities or instruments that are more liquid, but at unfavorable times and conditions.
Investments in foreign securities and high-yield bonds tend to have more exposure to liquidity risk than domestic securities and higher-rated bonds.
Foreign securities risk – foreign securities often are more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.
 Foreign currencies – foreign securities may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of the Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.
Emerging markets risk – emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets are considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets. Since these markets are smaller than developed markets, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Fund will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries are unreliable compared to developed markets. Companies in emerging market countries generally are subject to less stringent financial reporting, accounting and auditing standards than companies in more developed countries. In addition, information about such companies may be less available and reliable. Many emerging markets also have histories of political instability and abrupt changes in policies, and the ability to bring and enforce actions may be limited. Certain emerging markets also face other significant internal or external risks, including the risk of war, nationalization of assets, unexpected market closures and ethnic, religious and racial conflicts.
Sovereign debt risk – sovereign debt instruments are subject to the risk that a governmental entity will delay or refuse to pay interest or repay principal on its sovereign debt due, for example, to cash flow problems, insufficient

Fund Summary: NVIT Amundi Multi Sector Bond Fund (cont.)
foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.
Portfolio turnover risk – a higher portfolio turnover rate increases transaction costs and may adversely impact the Fund’s performance.
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities market index. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.
The Fund’s performance prior to January 14, 2019 reflects returns pursuant to different principal investment strategies and a different subadviser. If the Fund’s current strategies and subadviser had been in place for the prior period, the performance information shown would have been different.
Annual Total Returns– Class I Shares
(Years Ended December 31,)

12%
10%
8%
6%
4%
2%
0%
-2%
-4%
-2.89%
8.65%
6.33%
-2.34%
9.17%
4.06%
5.24%
-2.30%
8.70%
10.34%
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024

Highest Quarter:	12.65%	–	2Q 2020
Lowest Quarter:	-16.08%	–	1Q 2020
Average Annual Total Returns
(For the Periods Ended December 31, 2024)
	1 Year	5 Years	10 Years
Class I Shares	10.34%	5.12%	4.38%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees or expenses)	1.25%	-0.33%	1.35%
Portfolio Management
Investment Adviser
Nationwide Fund Advisors
Subadviser
Victory Capital Management Inc. (“Victory Capital”)
Portfolio Managers
Portfolio Manager	Title	Length of Service with Fund
Jonathan M. Duensing, CFA	Head of Fixed Income, US and Senior Portfolio Manager	Since 2019
Kenneth J. Monaghan	Managing Director, Co-Director of Global High Yield, Portfolio Manager	Since 2019
Jeffrey C. Galloway, CFA	Senior Vice President, Senior Credit Analyst, and Portfolio Manager	Since 2023
Tax Information
The dividends and distributions paid by the Fund to the insurance company separate accounts will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through separate accounts used to fund variable insurance contracts, such dividends and distributions will be exempt from current taxation by contract holders if left to accumulate within a separate account. Consult the variable insurance contract prospectus for additional tax information.

Fund Summary: NVIT Amundi Multi Sector Bond Fund (cont.)
Payments to Broker-Dealers and Other Financial Intermediaries
This Fund is only offered as an underlying investment option for variable insurance contracts. The Fund and its related companies may make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services, and to broker-dealers and other financial intermediaries that distribute the variable insurance contracts. These payments may create a conflict of interest by influencing the insurance companies to include the Fund as an underlying investment option in the variable insurance contracts, and by influencing the broker-dealers and other financial intermediaries to distribute variable insurance contracts that include the Fund as an underlying investment option over other variable insurance contracts or to otherwise recommend the selection of the Fund as an underlying investment option by contract owners instead of other funds that also may be available investment options. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

Fund Summary: NVIT DoubleLine Total Return Tactical Fund
Objective
The NVIT DoubleLine Total Return Tactical Fund seeks to maximize total return.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. If these charges were reflected, the expenses listed below would be higher. See the variable insurance contract prospectus, which may impose sales charges and other additional contract-level expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I Shares	Class II Shares	Class Y Shares
Management Fees	0.58%	0.58%	0.58%
Distribution and/or Service (12b-1) Fees	None	0.25%	None
Other Expenses	0.38%	0.38%	0.13%
Acquired Fund Fees and Expenses	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	0.98%	1.23%	0.73%
Fee Waiver/Expense Reimbursement(1),(2)	(0.13)%	(0.23)%	(0.13)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.85%	1.00%	0.60%
(1)
Nationwide Variable Insurance Trust (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract limiting annual fund operating expenses to 0.58% until at least April 30, 2026. Under the expense limitation agreement, the level to which operating expenses are limited applies to all share classes, excluding any taxes, interest, compensation payable to parties not affiliated with the Adviser for the recovery of tax reclaims, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of the Fund’s business. The expense limitation agreement may be changed or eliminated only with the consent of the Board of Trustees of the Trust. The Adviser may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the expense limitation agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by the Adviser is not permitted except as provided for in the expense limitation agreement.
(2)
The Trust and Nationwide Fund Distributors LLC have entered into a written contract waiving 0.10% of the Distribution and/or Service (12b-1) Fees for Class II shares until April 30, 2026. The written contract may be changed or eliminated only with the consent of the Board of Trustees of the Trust.
Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and any expense limitation or fee waivers that may apply for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I Shares	$87	$299	$529	$1,190
Class II Shares	102	368	654	1,468
Class Y Shares	61	220	393	894
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 99.10% of the average value of its portfolio.

Fund Summary: NVIT DoubleLine Total Return Tactical Fund (cont.)
Principal Investment Strategies
The Fund employs a flexible investment approach, allocating across different types of fixed-income, or debt, securities. Consistent with this approach, the Fund may invest in U.S. government securities and foreign government bonds, for example, as well as U.S. and foreign corporate bonds, asset-backed securities and mortgage-backed securities. The Fund also may invest in corporate loans. Securities in which the Fund invests pay interest on either a fixed-rate or variable-rate basis. The Fund may invest in securities issued by foreign issuers, including those that are located in emerging market countries, although, under normal circumstances, the Fund does not invest more than 25% of its net assets, at the time of purchase, in emerging market securities. Emerging market countries typically are developing and low- or middle-income countries, and include certain countries located in Latin America, Asia, Africa, the Middle East and Eastern Europe. The Fund may invest without limit in foreign securities that are denominated in U.S. dollars, although the Fund may invest up to 15% of its net assets, at the time of purchase, in securities that are denominated in currencies other than the U.S. dollar.
The Fund invests in mortgage-backed securities. Mortgage-backed securities include either pass-through securities issued by U.S. government agencies, such as Ginnie Mae, Fannie Mae or Freddie Mac, or collateralized mortgage obligations issued either by U.S. government agencies or by private issuers. The Fund may purchase many U.S. agency pass-through securities on a when-issued (also known as “to-be-announced”) basis, and it may also purchase or sell such securities for delayed delivery. When entering into such a transaction, the Fund buys or sells securities with payment and delivery scheduled to take place in the future. The Fund may invest in mortgage-backed securities—either U.S. agency or privately-issued—of any credit quality. Nevertheless, the Fund normally invests at least 20% of its net assets, at the time of purchase, in mortgage-backed securities that are rated, at the time of investment, Aa3 or higher by Moody’s Investor Service, Inc., AA- or higher by Standard & Poor’s Rating Service; the equivalent by any other nationally recognized statistical rating organization (“NRSRO”); or, if unrated by an NRSRO, determined by the subadviser to be of comparable quality.
The Fund may invest up to 25% of its net assets, at the time of purchase, in corporate high-yield bonds (i.e., “junk bonds”). Some of these debt securities may be in default or at high risk of defaulting, and may have extremely poor prospects for being able to make principal and interest payments. The Fund’s subadviser strives to allocate below investment grade securities broadly by industry and issuer in an attempt to reduce the impact of negative events on an industry or issuer. Under normal conditions, the combined total of corporate, sovereign, mortgage-backed and all other debt rated below investment grade will not exceed 40% of the Fund’s assets.
The Fund’s subadviser actively manages the Fund’s asset class exposure using a top-down approach based on analysis of sector fundamentals and rotates the Fund’s assets among sectors in various markets to attempt to maximize total return. The subadviser may use futures, which are derivatives, to manage the Fund’s duration and yield curve exposure.
The subadviser selects individual securities within asset classes using a bottom-up approach, which involves the selection of securities based on their individual attributes regardless of broader national or economic factors. Under normal circumstances, the subadviser uses a controlled risk approach in managing the Fund’s investments. The techniques of this approach attempt to control the principal risk components of the fixed-income markets. The subadviser may sell a security for various reasons, such as to adjust the Fund’s average maturity or quality, to shift assets into better-yielding securities, or to alter sector exposure. The Fund may engage in active and frequent trading of portfolio securities.
The Fund is classified as a “nondiversified fund” under the Investment Company Act of 1940, which means that a relatively high percentage of the Fund’s assets may be invested in a limited number of issuers.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.
As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:
Market risk – the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. This occurs due to numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, and the fluctuation of other securities markets around the world. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts, trade disputes and social unrest or rapid technological developments such as artificial intelligence) adversely interrupt the global economy.

Fund Summary: NVIT DoubleLine Total Return Tactical Fund (cont.)
Selection risk – the risk that the securities selected by the Fund’s subadviser will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies.
Interest rate risk – generally, when interest rates go up, the value of debt securities goes down. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent the Fund invests a substantial portion of its assets in debt securities with longer-term maturities, rising interest rates are more likely to cause periods of increased volatility and redemptions, and will cause the value of the Fund's investments to decline significantly. The Federal Reserve Board recently lowered interest rates following a period of consistent rate increases, though it is unclear if such lowering will continue. The interest earned on the Fund's investments in debt securities may decline when prevailing interest rates fall. Declines in interest rates increase the likelihood that debt obligations will be pre-paid, which, in turn, increases these risks. Very low or negative interest rates will impact the yield of the Fund's investments in debt securities and increase the risk that, if followed by rising interest rates, the Fund's performance will be negatively impacted. The Fund is subject to the risk that the income generated by its investments in debt securities may not keep pace with inflation. Recent and potential future changes in government policy may affect interest rates.
The interest rate of fixed-rate securities is fixed at the time of purchase and does not fluctuate with general market conditions. Floating-rate securities have interest rates that vary with changes to a specific measure, such as the Treasury bill rate. Variable-rate securities have interest rates that change at preset times based on changes on the specific measure.
Credit risk - a bond issuer will default if it is unable to pay the interest or principal when due. If an issuer defaults, the Fund will lose money. This risk is particularly high for high-yield bonds and other securities rated below investment grade. Changes in a bond issuer’s credit rating or the market’s perception of an issuer’s creditworthiness also affect the market price of a bond.
High-yield bonds risk – investing in high-yield bonds (i.e., “junk bonds”) and other lower-rated bonds is considered speculative and may subject the Fund to substantial risk of loss due to issuer default, decline in market value due to adverse economic and business developments, sensitivity to changing interest rates, or lack of liquidity.
Prepayment and call risk – certain bonds will be paid off by the issuer more quickly than anticipated. If this happens, the Fund may be required to invest the proceeds in securities with lower yields.
Mortgage-backed and asset-backed securities risks – these securities generally are subject to the same types of risk that apply to other debt securities, such as interest rate risk, credit risk, and prepayment and call risk. Mortgage-backed securities also are subject to extension risk, which is the risk that when interest rates rise, certain mortgage-backed securities will be paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment. Through its investments in mortgage-backed securities, the Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, generally have higher default rates than loans that meet government underwriting requirements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.
 Collateralized mortgage obligations risk – collateralized mortgage obligations exhibit similar risks to those of mortgage-backed securities but also present certain special risks. Collateralized mortgage obligations are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (tranches) with different priority rights to portions of the underlying mortgage payments. Collateralized mortgage obligation tranches often are specially structured in a manner that provides a variety of investment characteristics, such as yield, effective maturity and interest rate sensitivity. As market conditions change, however, particularly during periods of rapid or unanticipated changes in interest rates, the ability of a collateralized mortgage obligation tranche to provide the anticipated investment characteristics and performance may be significantly reduced. These changes may result in volatility in the market value, and in some instances reduced liquidity, of the collateralized mortgage obligation tranche.
Foreign securities risk – foreign securities often are more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.
 Foreign currencies – foreign securities may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of the Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because

Fund Summary: NVIT DoubleLine Total Return Tactical Fund (cont.)
the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.
Emerging markets risk – emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets are considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets. Since these markets are smaller than developed markets, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Fund will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries are unreliable compared to developed markets. Companies in emerging market countries generally are subject to less stringent financial reporting, accounting and auditing standards than companies in more developed countries. In addition, information about such companies may be less available and reliable. Many emerging markets also have histories of political instability and abrupt changes in policies, and the ability to bring and enforce actions may be limited. Certain emerging markets also face other significant internal or external risks, including the risk of war, nationalization of assets, unexpected market closures and ethnic, religious and racial conflicts.
Sovereign debt risk – sovereign debt instruments are subject to the risk that a governmental entity will delay or refuse to pay interest or repay principal on its sovereign debt due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.
Corporate loans risk – commercial banks and other financial institutions or institutional investors make corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate loans at rates that change in response to changes in market interest rates or the prime rates of U.S. banks. The market for corporate loans may be subject to irregular trading activity, wide bid/ask spreads (difference between the highest price a buyer is willing to pay for an asset and the lowest price that a seller is willing to accept for an asset) and extended trade settlement periods. Corporate loans have speculative characteristics and high risk, and often are referred to as “junk.” Furthermore, investments in corporate loans may not be considered “securities” for certain federal securities laws, and therefore the Fund may not be able to rely on the antifraud protections of the federal securities laws.
Delayed-delivery risk – the risk that the security the Fund buys will lose value prior to its delivery or that the seller will not meet its obligation. If this happens, the Fund will lose the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
Derivatives risk – derivatives may be volatile and may involve significant risks. The underlying security, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Normally derivatives involve leverage, which means that their use can magnify significantly the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund. Certain derivatives held by the Fund may be illiquid, making it difficult to close out an unfavorable position. Derivatives also may be more difficult to purchase, sell or value than other instruments.
 Futures – the prices of futures contracts typically are more volatile than those of stocks and bonds. Small movements in the values of the assets or measures of underlying futures contracts can cause disproportionately larger losses to the Fund. While futures may be more liquid than other types of derivatives, they may experience periods when they are less liquid than stocks, bonds or other investments.
Liquidity risk – when there is little or no active trading market for specific types of securities or instruments, it can become more difficult to sell the securities or instruments at or near their perceived value. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities. Liquidity risk also includes the risk that the Fund will experience significant net redemptions of its shares at a time when it cannot find willing buyers for its portfolio securities or instruments or can sell its portfolio securities or instruments only at a material loss. To meet redemption requests, the Fund may be forced to sell other securities or instruments that are more liquid, but at unfavorable times and conditions. Investments in foreign securities and high-yield bonds tend to have more exposure to liquidity risk than domestic securities and higher-rated bonds.

Fund Summary: NVIT DoubleLine Total Return Tactical Fund (cont.)
U.S. government securities risk – not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the United States. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there is some risk of default by the issuer. Even if a security is backed by the U.S. Treasury or the full faith and credit of the United States, such guarantee applies only to the timely payment of interest and principal. Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors will affect the value of U.S. government securities. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future.
Nondiversified fund risk – because the Fund may hold larger positions in fewer securities and financial instruments than diversified funds, a single security’s or instrument's increase or decrease in value may have a greater impact on the Fund’s value and total return.
Portfolio turnover risk – a higher portfolio turnover rate increases transaction costs and may adversely impact the Fund’s performance.
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities market index. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.
Annual Total Returns– Class I
(Years Ended December 31,)

10%
0%
-10%
-20%
0.31%
6.87%
3.83%
-0.04%
-12.85%
6.02%
3.68%
2018
2019
2020
2021
2022
2023
2024

Highest Quarter:	6.36%	–	4Q 2023
Lowest Quarter:	-5.30%	–	2Q 2022
Average Annual Total Returns
(For the Periods Ended December 31, 2024)
	1 Year	5 Years	Since Fund Inception	Fund Inception Date
Class I Shares	3.68%	-0.11%	0.89%	10/16/2017
Class II Shares	3.18%	-0.46%	0.61%	10/16/2017
Class Y Shares	3.63%	-0.06%	0.99%	10/16/2017
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees or expenses)	1.25%	-0.33%	0.95%
Portfolio Management
Investment Adviser
Nationwide Fund Advisors
Subadviser
DoubleLine Capital LP
Portfolio Managers
Portfolio Manager	Title	Length of Service with Fund
Jeffrey E. Gundlach	Chief Executive Officer & Chief Investment Officer	Since 2017
Jeffrey J. Sherman, CFA	Deputy Chief Investment Officer	Since 2017

Fund Summary: NVIT DoubleLine Total Return Tactical Fund (cont.)
Tax Information
The dividends and distributions paid by the Fund to the insurance company separate accounts will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through separate accounts used to fund variable insurance contracts, such dividends and distributions will be exempt from current taxation by contract holders if left to accumulate within a separate account. Consult the variable insurance contract prospectus for additional tax information.
Payments to Broker-Dealers and Other Financial Intermediaries
This Fund is only offered as an underlying investment option for variable insurance contracts. The Fund and its related companies may make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services, and to broker-dealers and other financial intermediaries that distribute the variable insurance contracts. These payments may create a conflict of interest by influencing the insurance companies to include the Fund as an underlying investment option in the variable insurance contracts, and by influencing the broker-dealers and other financial intermediaries to distribute variable insurance contracts that include the Fund as an underlying investment option over other variable insurance contracts or to otherwise recommend the selection of the Fund as an underlying investment option by contract owners instead of other funds that also may be available investment options. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

Fund Summary: NVIT Government Bond Fund
Objective
The NVIT Government Bond Fund seeks as high a level of current income as is consistent with preserving capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. If these charges were reflected, the expenses listed below would be higher. See the variable insurance contract prospectus, which may impose sales charges and other additional contract-level expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I Shares	Class II Shares	Class IV Shares	Class P Shares	Class Y Shares
Management Fees	0.49%	0.49%	0.49%	0.49%	0.49%
Distribution and/or Service (12b-1) Fees	None	0.25%	None	0.25%	None
Other Expenses	0.22%	0.22%	0.22%	0.07%	0.07%
Total Annual Fund Operating Expenses	0.71%	0.96%	0.71%	0.81%	0.56%
Fee Waiver/Expense Reimbursement(1)	(0.02)%	(0.02)%	(0.02)%	(0.02)%	(0.02)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.69%	0.94%	0.69%	0.79%	0.54%
(1)
Nationwide Variable Insurance Trust (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract limiting annual fund operating expenses to 0.54% until at least April 30, 2026. Under the expense limitation agreement, the level to which operating expenses are limited applies to all share classes, excluding any taxes, interest, compensation payable to parties not affiliated with the Adviser for the recovery of tax reclaims, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of the Fund’s business. The expense limitation agreement may be changed or eliminated only with the consent of the Board of Trustees of the Trust. The Adviser may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the expense limitation agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by the Adviser is not permitted except as provided for in the expense limitation agreement.
Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and any expense limitation or fee waivers that may apply for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I Shares	$70	$225	$393	$881
Class II Shares	96	304	529	1,176
Class IV Shares	70	225	393	881
Class P Shares	81	257	448	1,000
Class Y Shares	55	177	311	700
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 56.85% of the average value of its portfolio.

Fund Summary: NVIT Government Bond Fund (cont.)
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in bonds and other securities issued by the U.S. government and its agencies and instrumentalities. Many of these securities include mortgage-backed securities. The Fund’s subadviser seeks to achieve the Fund’s objective by investing in securities offering the highest level of expected income while simultaneously minimizing market price fluctuations. In selecting securities, the subadviser typically maintains an average portfolio duration that is up to one year greater than or less than the average portfolio duration of the Bloomberg U.S. Government/Mortgage Index. As of December 31, 2024, the average portfolio duration of the Bloomberg U.S. Government/Mortgage Index was 4.58 years, although this will change or fluctuate over time.
The Fund’s subadviser may sell securities in order to buy others that it believes will better serve the Fund’s objective.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.
As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:
Interest rate risk – generally, when interest rates go up, the value of debt securities goes down. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent the Fund invests a substantial portion of its assets in debt securities with longer-term maturities, rising interest rates are more likely to cause periods of increased volatility and redemptions, and will cause the value of the Fund's investments to decline significantly. The Federal Reserve Board recently lowered interest rates following a period of consistent rate increases, though it is unclear if such lowering will continue. The interest earned on the Fund's investments in debt securities may decline when prevailing interest rates fall. Declines in interest rates increase the likelihood that debt obligations will be pre-paid, which, in turn, increases these risks. Very low or negative interest rates will impact the yield of the Fund's investments in debt securities and increase the risk that, if followed by rising interest rates, the Fund's performance will be negatively impacted. The Fund is subject to the risk that the income generated by its investments in debt securities may not keep pace with inflation. Recent and potential future changes in government policy may affect interest rates.
The interest rate of fixed-rate securities is fixed at the time of purchase and does not fluctuate with general market conditions. Floating-rate securities have interest rates that vary with changes to a specific measure, such as the
Treasury bill rate. Variable-rate securities have interest rates that change at preset times based on changes on the specific measure.
Credit risk – U.S. government securities generally have the least credit risk, but are not completely free from credit risk. Credit risk is the risk that an issuer will default if it is unable to pay the interest or principal when due. If an issuer defaults, the Fund will lose money. Changes in a bond issuer’s credit rating or the market’s perception of an issuer’s creditworthiness also affect the value of a bond. Any downgrade of securities issued by the U.S. government may result in a downgrade of securities issued by its agencies or instrumentalities.
Market risk – the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. This occurs due to numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, and the fluctuation of other securities markets around the world. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts, trade disputes and social unrest or rapid technological developments such as artificial intelligence) adversely interrupt the global economy.
Selection risk – the risk that the securities selected by the Fund’s subadviser will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies.
U.S. government securities risk – not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the United States. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there is some risk of default by the issuer. Even if a security is backed by the U.S. Treasury or the full faith and credit of the United States, such guarantee applies only to the timely payment of interest and principal. Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors will affect the value of U.S. government securities. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future.
Liquidity risk – when there is little or no active trading market for specific types of securities or instruments, it can become more difficult to sell the securities or instruments at or near their perceived value. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other

Fund Summary: NVIT Government Bond Fund (cont.)
investment opportunities. Liquidity risk also includes the risk that the Fund will experience significant net redemptions of its shares at a time when it cannot find willing buyers for its portfolio securities or instruments or can sell its portfolio securities or instruments only at a material loss. To meet redemption requests, the Fund may be forced to sell other securities or instruments that are more liquid, but at unfavorable times and conditions. Investments in foreign securities and high-yield bonds tend to have more exposure to liquidity risk than domestic securities and higher-rated bonds.
Prepayment and call risk – certain bonds will be paid off by the issuer more quickly than anticipated. If this happens, the Fund may be required to invest the proceeds in securities with lower yields.
Mortgage-backed securities risk– mortgage-backed securities generally are subject to the same types of risk that apply to other debt securities, such as interest rate risk, credit risk, and prepayment and call risk. Mortgage-backed securities also are subject to extension risk, which is the risk that when interest rates rise, certain mortgage-backed securities will be paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment. Through its investments in mortgage-backed securities, the Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, generally have higher default rates than loans that meet government underwriting requirements.
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities market index and an additional index. The additional index has characteristics relevant to the Fund’s investment strategy. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.
The Fund has begun comparing its performance to the Bloomberg U.S. Aggregate Bond Index to satisfy a new Securities and Exchange Commission (SEC) disclosure requirement.
Annual Total Returns– Class I Shares
(Years Ended December 31,)

10%
0%
-10%
-20%
-0.11%
0.74%
2.08%
-0.05%
6.27%
6.08%
-2.08%
-12.55%
4.70%
1.03%
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024

Highest Quarter:	6.34%	–	4Q 2023
Lowest Quarter:	-5.24%	–	1Q 2022
The Fund has not commenced offering Class P shares as of the date of this Prospectus. Pre-inception historical performance for Class P shares is based on the previous performance of Class I shares. Performance for Class P shares has been adjusted to reflect that share class’s higher expenses than those of Class I shares.
Average Annual Total Returns
(For the Periods Ended December 31, 2024)
	1 Year	5 Years	10 Years
Class I Shares	1.03%	-0.80%	0.47%
Class II Shares	0.81%	-1.04%	0.23%
Class IV Shares	1.03%	-0.80%	0.47%
Class P Shares	0.93%	-0.89%	0.37%
Class Y Shares	1.19%	-0.66%	0.62%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees or expenses)	1.25%	-0.33%	1.35%
Bloomberg U.S. Government/Mortgage Index (reflects no deduction for fees or expenses)	0.83%	-0.67%	0.88%
Portfolio Management
Investment Adviser
Nationwide Fund Advisors

Fund Summary: NVIT Government Bond Fund (cont.)
Subadviser
Nationwide Asset Management, LLC
Portfolio Managers
Portfolio Manager	Title	Length of Service with Fund
Chad W. Finefrock, CFA	Senior Investment Professional	Since 2016
Nicholas J. Kern, CFA	Senior Investment Professional	Since 2023
Tax Information
The dividends and distributions paid by the Fund to the insurance company separate accounts will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through separate accounts used to fund variable insurance contracts, such dividends and distributions will be exempt from current taxation by contract holders if left to accumulate within a separate account. Consult the variable insurance contract prospectus for additional tax information.
Payments to Broker-Dealers and Other Financial Intermediaries
This Fund is only offered as an underlying investment option for variable insurance contracts. The Fund and its related companies may make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services, and to broker-dealers and other financial intermediaries that distribute the variable insurance contracts. These payments may create a conflict of interest by influencing the insurance companies to include the Fund as an underlying investment option in the variable insurance contracts, and by influencing the broker-dealers and other financial intermediaries to distribute variable insurance contracts that include the Fund as an underlying investment option over other variable insurance contracts or to otherwise recommend the selection of the Fund as an underlying investment option by contract owners instead of other funds that also may be available investment options. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

Fund Summary: NVIT Government Money Market Fund
Objective
The NVIT Government Money Market Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. If these charges were reflected, the expenses listed below would be higher. See the variable insurance contract prospectus, which may impose sales charges and other additional contract-level expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I Shares	Class II Shares	Class IV Shares	Class V Shares	Class Y Shares
Management Fees	0.28%	0.28%	0.28%	0.28%	0.28%
Distribution and/or Service (12b-1) Fees	None	0.25%	None	None	None
Other Expenses	0.19%	0.19%	0.19%	0.14%	0.04%
Total Annual Fund Operating Expenses	0.47%	0.72%	0.47%	0.42%	0.32%
Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and any expense limitation or fee waivers that may apply for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I Shares	$48	$151	$263	$591
Class II Shares	74	230	401	894
Class IV Shares	48	151	263	591
Class V Shares	43	135	235	530
Class Y Shares	33	103	180	406
Principal Investment Strategies
The Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method of valuation to value portfolio securities. The Fund invests primarily in a portfolio of U.S. government securities and repurchase agreements that are collateralized fully by cash or U.S. government securities, and which mature in 397 calendar days or less, with certain exceptions permitted by applicable regulations. U.S. government securities are debt securities issued and/or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the government of the United States.
The Fund limits investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase (i.e., securities that are determined to present minimal credit risks, government securities, and shares of other money market funds). The Fund maintains a dollar-weighted average maturity of no more than 60 calendar days and a dollar-weighted average life of no more than 120 calendar days that is determined without reference to certain interest rate re-adjustments.
The Fund operates as a “Government Money Market Fund,” as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended. This means that the Fund invests at least 99.5% of its total assets in (1) U.S. government securities, (2) repurchase agreements that are collateralized fully by U.S. government securities or cash, (3) cash, and/or (4) other money market mutual funds that operate as Government Money Market Funds. Under normal circumstances, the Fund invests at

Fund Summary: NVIT Government Money Market Fund (cont.)
least 80% of its net assets in U.S. government securities and repurchase agreements that are fully collateralized by U.S. government securities. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash.
The Fund does not currently intend to impose liquidity fees on Fund redemptions. However, the Fund’s Board of Trustees reserves the ability to subject the Fund to a liquidity fee in the future, after providing prior notice to shareholders.
Because the Fund invests in short-term securities, the Fund’s subadviser generally sells securities only to meet liquidity needs, to maintain target allocations or to take advantage of more favorable opportunities.
Principal Risks
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
Yield risk – there is no guarantee that the Fund will provide a certain level of income or that any such income will stay ahead of inflation. Further, the Fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. On days during which there are net purchases of Fund shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the Fund holds cash, or if the yield of the securities purchased is less than that of the securities already in the portfolio, the Fund’s yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will likely cause the Fund’s yield to increase.
Interest rate risk– generally, when interest rates go up, the value of fixed-income securities goes down. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. The interest earned on the Fund's investments in fixed-income securities will decline when prevailing interest rates fall. Declines in interest rates increase the likelihood that debt obligations will be prepaid, which, in turn, increases these risks. Very low or negative interest rates may prevent the Fund from providing a positive yield or from paying Fund expenses out of current income without impairing the Fund’s ability to maintain a stable net asset value and increase the risk that, if followed by rising interest rates, the Fund's performance will be negatively impacted. The Fund is subject to the risk that the income generated by its investments in fixed-income securities will not keep pace with inflation. Recent and potential future changes in government policy may affect interest rates. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/or volatility.
Credit risk – U.S. government securities generally have the least credit risk, but are not completely free from credit risk. Credit risk is the risk that an issuer will default if it is unable to pay the interest or principal when due. If an issuer defaults, the Fund will lose money. Changes in a bond issuer’s credit rating or the market’s perception of an issuer’s creditworthiness also affect the value of a bond. Any downgrade of securities issued by the U.S. government may result in a downgrade of securities issued by its agencies or instrumentalities.
Market risk – the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. This occurs due to numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, and the fluctuation of other securities markets around the world. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts, trade disputes and social unrest or rapid technological developments such as artificial intelligence) adversely interrupt the global economy.
Selection risk – the risk that the securities selected by the Fund’s subadviser will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies.
Liquidity risk – the risk that the Fund will experience significant net redemptions of Fund shares at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss. An inability to sell portfolio securities may result from adverse market developments or investor perceptions regarding the portfolio securities. While the Fund endeavors to maintain a high level of liquidity in its portfolio so that it can satisfy redemption requests, the Fund’s ability to sell portfolio securities can deteriorate rapidly due to credit events affecting particular issuers, or due to general market conditions and a lack of willing buyers.
Repurchase agreements risk – exposes the Fund to the risk that the party that sells the securities to the Fund will default on its obligation to repurchase them.

Fund Summary: NVIT Government Money Market Fund (cont.)
Investments in other money market mutual funds risk– to the extent that the Fund invests in shares of other money market mutual funds, its performance is directly tied to the performance of such other funds. If one of these other money market mutual funds fails to meet its objective, the Fund’s performance will be negatively affected. In addition, Fund shareholders will pay a proportionate share of the fees and expenses of such other money market mutual fund (including applicable management, administration and custodian fees) as well as the Fund’s direct expenses. Any such other money market mutual fund will not charge any front-end sales loads, contingent deferred sales charges or Rule 12b-1 fees.
U.S. government securities risk – not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the United States. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there is some risk of default by the issuer. Even if a security is backed by the U.S. Treasury or the full faith and credit of the United States, such guarantee applies only to the timely payment of interest and principal. Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors will affect the value of U.S. government securities. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future.
Risk associated with holding cash – although the Fund seeks to be fully invested, it at times holds some of its assets in cash, which may hurt the Fund’s performance.
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of an index with characteristics relevant to the Fund's investment strategy. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.
Please call 800-848-6331 for the Fund’s current 7-day yield.
Annual Total Returns– Class I Shares
(Years Ended December 31,)

6%
4%
2%
0%
0.00%
0.01%
0.42%
1.39%
1.78%
0.24%
0.00%
1.30%
4.75%
4.88%
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024

Highest Quarter:	1.26%	–	4Q 2023
Lowest Quarter:	0.00%	–	1Q 2022
The inception date for Class Y shares is September 28, 2018. Pre-inception historical performance for Class Y shares is based on the previous performance of Class I shares. Performance for Class Y shares has not been adjusted to reflect that share class’s lower expenses than those of Class I shares.
Average Annual Total Returns
(For the Periods Ended December 31, 2024)
	1 Year	5 Years	10 Years
Class I Shares	4.88%	2.21%	1.46%
Class II Shares	4.62%	2.06%	1.32%
Class IV Shares	4.88%	2.21%	1.46%
Class V Shares	4.94%	2.24%	1.49%
Class Y Shares	5.04%	2.30%	1.53%
iMoneyNet Money Fund AverageTM Government All (reflects no deduction for fees or expenses)	4.92%	2.24%	1.49%
Portfolio Management
Investment Adviser
Nationwide Fund Advisors
Subadviser
Dreyfus, a division of Mellon Investments Corporation
Tax Information
The dividends and distributions paid by the Fund to the insurance company separate accounts will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through separate accounts used to fund variable insurance

Fund Summary: NVIT Government Money Market Fund (cont.)
contracts, such dividends and distributions will be exempt from current taxation by contract holders if left to accumulate within a separate account. Consult the variable insurance contract prospectus for additional tax information.
Payments to Broker-Dealers and Other Financial Intermediaries
This Fund is only offered as an underlying investment option for variable insurance contracts. The Fund and its related companies may make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services, and to broker-dealers and other financial intermediaries that distribute the variable insurance contracts. These payments may create a conflict of interest by influencing the insurance companies to include the Fund as an underlying investment option in the variable insurance contracts, and by influencing the broker-dealers and other financial intermediaries to distribute variable insurance contracts that include the Fund as an underlying investment option over other variable insurance contracts or to otherwise recommend the selection of the Fund as an underlying investment option by contract owners instead of other funds that also may be available investment options. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

Fund Summary: NVIT Loomis Core Bond Fund
(formerly, NVIT Core Bond Fund)
Objective
The NVIT Loomis Core Bond Fund seeks a high level of current income consistent with preserving capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. If these charges were reflected, the expenses listed below would be higher. See the variable insurance contract prospectus, which may impose sales charges and other additional contract-level expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I Shares	Class II Shares	Class P Shares	Class Y Shares
Management Fees	0.39%	0.39%	0.39%	0.39%
Distribution and/or Service (12b-1) Fees	None	0.25%	0.25%	None
Other Expenses	0.20%	0.20%	0.05%	0.05%
Total Annual Fund Operating Expenses	0.59%	0.84%	0.69%	0.44%
Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and any expense limitation or fee waivers that may apply for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I Shares	$61	$190	$332	$744
Class II Shares	86	270	468	1,043
Class P Shares	71	222	387	864
Class Y Shares	45	143	249	560
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 58.79% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Fund invests primarily in bonds (or fixed-income securities) which include:
●U.S. government securities;
●Corporate bonds issued by U.S. or foreign companies that are investment grade (i.e., rated in the four highest rating categories of a nationally recognized statistical ratings organization such as Moody’s or Standard & Poor’s or, if unrated, which the subadviser determines to be of comparable quality);
●Investment grade debt securities backed by the interest and principal payments of various types of mortgages, known as mortgage-backed securities and
●Investment grade debt securities backed by the interest and principal payments on loans for other types of assets, such as automobiles, houses, or credit cards, known as asset-backed securities.
In addition to these, the Fund may invest in other types of bonds. Under normal circumstances, the Fund invests at least 80% of its net assets in bonds. For these purposes, bonds are debt securities and other fixed-income securities that represent an

Fund Summary: NVIT Loomis Core Bond Fund (cont.)
obligation by the issuer to pay a specified rate of interest or dividend at specified times. Foreign securities in which the Fund invests are denominated in U.S. dollars.
The Fund typically maintains an average portfolio duration that is within one year of the average duration of the Bloomberg U.S. Aggregate Bond Index (the “Aggregate Bond Index”), although it reserves the right to deviate further from the average duration of the Aggregate Bond Index when the subadviser believes it to be appropriate in light of the Fund’s investment objective. As of December 31, 2024, the average duration of the Aggregate Bond Index was 6.08 years.
In deciding which securities to buy or sell, the subadviser considers a number of factors related to the bond issue and the current market, for example, including:
●the financial strength of the issuer;
●current interest rates and valuations;
●the stability and volatility of a country’s bond markets and
●expectations regarding general trends in interest rates and currency considerations.
The subadviser also considers how purchasing or selling a bond would impact the Fund’s overall portfolio risk profile (for example, its sensitivity to currency risk, interest rate risk and sector-specific risk) and potential return (income and capital gains). The Fund may engage in active and frequent trading of portfolio securities.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.
As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:
Interest rate risk – generally, when interest rates go up, the value of debt securities goes down. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent the Fund invests a substantial portion of its assets in debt securities with longer-term maturities, rising interest rates are more likely to cause periods of increased volatility and redemptions, and will cause the value of the Fund's investments to decline significantly. The Federal Reserve Board recently lowered interest rates following a period of consistent rate increases, though it is unclear if such lowering will continue. The interest earned on the Fund's investments in debt securities may decline when prevailing interest rates fall. Declines in interest rates increase the likelihood that debt obligations will be pre-paid, which, in turn, increases these risks. Very low or negative interest rates will impact the yield of the Fund's investments in debt securities and increase the risk that, if followed by rising interest rates, the Fund's performance will be negatively impacted. The Fund is subject to the risk that the income generated by its investments in debt securities may not keep pace with inflation. Recent and potential future changes in government policy may affect interest rates.
The interest rate of fixed-rate securities is fixed at the time of purchase and does not fluctuate with general market conditions. Floating-rate securities have interest rates that vary with changes to a specific measure, such as the Treasury bill rate. Variable-rate securities have interest rates that change at preset times based on changes on the specific measure.
Credit risk - a bond issuer will default if it is unable to pay the interest or principal when due. If an issuer defaults, the Fund will lose money. This risk is particularly high for high-yield bonds and other securities rated below investment grade. Changes in a bond issuer’s credit rating or the market’s perception of an issuer’s creditworthiness also affect the market price of a bond.
Market risk – the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. This occurs due to numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, and the fluctuation of other securities markets around the world. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts, trade disputes and social unrest or rapid technological developments such as artificial intelligence) adversely interrupt the global economy.
Selection risk – the risk that the securities selected by the Fund’s subadviser will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies.
Prepayment and call risk – certain bonds will be paid off by the issuer more quickly than anticipated. If this happens, the Fund may be required to invest the proceeds in securities with lower yields.
Mortgage-backed and asset-backed securities risks – these securities generally are subject to the same types of risk that apply to other debt securities, such as interest rate risk, credit risk, and prepayment and call risk. Mortgage-backed securities also are subject to extension risk, which is the risk that when interest rates rise, certain mortgage-backed securities will be paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment. Through its investments in

Fund Summary: NVIT Loomis Core Bond Fund (cont.)
mortgage-backed securities, the Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, generally have higher default rates than loans that meet government underwriting requirements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.
Foreign securities risk – foreign securities often are more volatile, harder to price and less liquid than U.S. securities.
Liquidity risk – when there is little or no active trading market for specific types of securities or instruments, it can become more difficult to sell the securities or instruments at or near their perceived value. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities. Liquidity risk also includes the risk that the Fund will experience significant net redemptions of its shares at a time when it cannot find willing buyers for its portfolio securities or instruments or can sell its portfolio securities or instruments only at a material loss. To meet redemption requests, the Fund may be forced to sell other securities or instruments that are more liquid, but at unfavorable times and conditions. Investments in foreign securities and high-yield bonds tend to have more exposure to liquidity risk than domestic securities and higher-rated bonds.
Redemptions risk – the Fund is an investment option for other mutual funds that are managed as “funds-of-funds.” As a result, from time to time, the Fund may experience relatively large redemptions or investments. Large or continuous redemptions may increase the Fund’s transaction costs and could cause the Fund’s operating expenses to be allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. If funds-of-funds or other large shareholders redeem large amounts of shares rapidly or unexpectedly, the Fund may have to sell portfolio securities at times when it would not otherwise do so, which could negatively impact the Fund’s net asset value and liquidity.
U.S. government securities risk – not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the United States. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there is some risk of default by the issuer. Even if a security is backed by the U.S. Treasury or the full faith and credit of the United States, such guarantee applies only to the timely payment of interest and principal. Neither the
U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors will affect the value of U.S. government securities. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future.
Portfolio turnover risk – a higher portfolio turnover rate increases transaction costs and may adversely impact the Fund’s performance.
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities market index. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.
The Fund's performance for the periods shown reflects returns pursuant to a different subadviser than the Fund's current subadviser.  If the Fund's current strategies and subadviser had been in place for the periods shown, the performance information would have been different.

Fund Summary: NVIT Loomis Core Bond Fund (cont.)
Annual Total Returns– Class Y Shares
(Years Ended December 31,)

20%
10%
0%
-10%
-20%
-0.56%
5.51%
4.56%
-0.27%
9.09%
7.17%
-0.88%
-14.58%
5.36%
1.53%
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024

Highest Quarter:	6.72%	–	4Q 2023
Lowest Quarter:	-6.30%	–	1Q 2022
The inception date for Class P shares is January 21, 2025. Pre-inception historical performance for Class P shares is based on the previous performance of Class Y shares. Performance for Class P shares has been adjusted to reflect that share class’s higher expenses than those of Class Y shares.
Average Annual Total Returns
(For the Periods Ended December 31, 2024)
	1 Year	5 Years	10 Years
Class I Shares	1.37%	-0.74%	1.33%
Class II Shares	1.12%	-0.97%	1.09%
Class P Shares	1.27%	-0.84%	1.23%
Class Y Shares	1.53%	-0.59%	1.48%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees or expenses)	1.25%	-0.33%	1.35%
Portfolio Management
Investment Adviser
Nationwide Fund Advisors
Subadviser
Loomis, Sayles & Company, L.P.
Portfolio Managers
Portfolio Manager	Title	Length of Service with Fund
Christopher T. Harms	Portfolio Manager	Since 2024
Clifton V. Rowe, CFA	Portfolio Manager	Since 2024
Daniel Conklin, CFA	Portfolio Manager	Since 2024
Ian Anderson	Co-Agency MBS Portfolio Manager	Since 2024
Barath W. Sankaran, CFA	Co-Agency MBS Portfolio Manager	Since 2024
Tax Information
The dividends and distributions paid by the Fund to the insurance company separate accounts will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through separate accounts used to fund variable insurance contracts, such dividends and distributions will be exempt from current taxation by contract holders if left to accumulate within a separate account. Consult the variable insurance contract prospectus for additional tax information.
Payments to Broker-Dealers and Other Financial Intermediaries
This Fund is only offered as an underlying investment option for variable insurance contracts. The Fund and its related companies may make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services, and to broker-dealers and other financial intermediaries that distribute the variable insurance contracts. These payments may create a conflict of interest by influencing the insurance companies to include the Fund as an underlying investment option in the variable insurance contracts, and by influencing the broker-dealers and other financial intermediaries to distribute variable insurance contracts that include the Fund as an underlying investment option over other variable insurance contracts or to otherwise recommend the selection of the Fund as an underlying investment option by contract owners instead of other funds that also may be available investment options. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

Fund Summary: NVIT Loomis Short Term Bond Fund
Objective
The NVIT Loomis Short Term Bond Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. If these charges were reflected, the expenses listed below would be higher. See the variable insurance contract prospectus, which may impose sales charges and other additional contract-level expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I Shares	Class II Shares	Class P Shares	Class Y Shares
Management Fees	0.35%	0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	None	0.25%	0.25%	None
Other Expenses	0.20%	0.20%	0.05%	0.05%
Total Annual Fund Operating Expenses	0.55%	0.80%	0.65%	0.40%
Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and any expense limitation or fee waivers that may apply for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I Shares	$56	$176	$307	$689
Class II Shares	82	255	444	990
Class P Shares	66	208	362	810
Class Y Shares	41	128	224	505
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 248.47% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in bonds (or fixed-income securities) which include:
●U.S. government securities;
●Corporate bonds issued by U.S. or foreign companies that are investment grade (i.e., rated in the four highest rating categories of a nationally recognized statistical ratings organization such as Moody’s or Standard & Poor’s or, if unrated, which the subadviser determines to be of comparable quality);
●Investment grade debt securities backed by the interest and principal payments of various types of mortgages, known as mortgage-backed securities and
●Investment grade debt securities backed by the interest and principal payments on loans for other types of assets, such as automobiles, houses, or credit cards, known as asset-backed securities.

Fund Summary: NVIT Loomis Short Term Bond Fund (cont.)
In addition to these, the Fund may invest in other types of bonds. Under normal circumstances, the Fund invests at least 80% of its net assets in bonds. For these purposes, bonds are debt securities and other fixed-income securities that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times. Foreign securities in which the Fund invests are denominated in U.S. dollars.
The Fund typically maintains an average portfolio duration that is within one year of the average duration of the Bloomberg U.S. Government/Credit Bond 1-3 Year Index (the “Index”), although it reserves the right to deviate further from the average duration of the Index when the subadviser believes it to be appropriate in light of the Fund's investment objective. As of December 31, 2024, the average duration of the Index was 1.84 years.
In deciding which securities to buy or sell, the subadviser considers a number of factors related to the bond issue and the current market, for example, including:
●the financial strength of the issuer;
●current interest rates and valuations;
●the stability and volatility of a country’s bond markets and
●expectations regarding general trends in interest rates and currency considerations.
The subadviser also considers how purchasing or selling a bond would impact the Fund’s overall portfolio risk profile (for example, its sensitivity to currency risk, interest rate risk and sector-specific risk) and potential return (income and capital gains). The Fund may engage in frequent and active trading of portfolio securities.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.
As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:
Interest rate risk – generally, when interest rates go up, the value of debt securities goes down. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent the Fund invests a substantial portion of its assets in debt securities with longer-term maturities, rising interest rates are more likely to cause periods of increased volatility and redemptions, and will cause the value of the Fund's investments to decline significantly. The Federal Reserve Board recently lowered interest rates following a period of consistent rate increases, though it is unclear if such lowering will continue. The interest earned on the Fund's investments in debt securities may decline when prevailing interest rates fall. Declines in interest rates increase the likelihood that debt obligations will be pre-paid, which, in turn, increases these risks. Very low or negative interest rates will impact the yield of the Fund's investments in debt securities and increase the risk that, if followed by rising interest rates, the Fund's performance will be negatively impacted. The Fund is subject to the risk that the income generated by its investments in debt securities may not keep pace with inflation. Recent and potential future changes in government policy may affect interest rates.
The interest rate of fixed-rate securities is fixed at the time of purchase and does not fluctuate with general market conditions. Floating-rate securities have interest rates that vary with changes to a specific measure, such as the Treasury bill rate. Variable-rate securities have interest rates that change at preset times based on changes on the specific measure.
Credit risk - a bond issuer will default if it is unable to pay the interest or principal when due. If an issuer defaults, the Fund will lose money. This risk is particularly high for high-yield bonds and other securities rated below investment grade. Changes in a bond issuer’s credit rating or the market’s perception of an issuer’s creditworthiness also affect the market price of a bond.
Liquidity risk – when there is little or no active trading market for specific types of securities or instruments, it can become more difficult to sell the securities or instruments at or near their perceived value. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities. Liquidity risk also includes the risk that the Fund will experience significant net redemptions of its shares at a time when it cannot find willing buyers for its portfolio securities or instruments or can sell its portfolio securities or instruments only at a material loss. To meet redemption requests, the Fund may be forced to sell other securities or instruments that are more liquid, but at unfavorable times and conditions. Investments in foreign securities and high-yield bonds tend to have more exposure to liquidity risk than domestic securities and higher-rated bonds.
Market risk – the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. This occurs due to numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, and the fluctuation of other securities markets around the world. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts, trade disputes and

Fund Summary: NVIT Loomis Short Term Bond Fund (cont.)
social unrest or rapid technological developments such as artificial intelligence) adversely interrupt the global economy.
Sector risk – investments in particular industries or sectors may be more volatile than the overall stock market. Therefore, if the Fund emphasizes one or more industries or economic sectors, it will be more susceptible to financial, market or economic events affecting the particular issuers and industries participating in such sectors than funds that do not emphasize particular industries or sectors.
Selection risk – the risk that the securities selected by the Fund’s subadviser will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies.
Prepayment and call risk – certain bonds will be paid off by the issuer more quickly than anticipated. If this happens, the Fund may be required to invest the proceeds in securities with lower yields.
Mortgage-backed and asset-backed securities risks – these securities generally are subject to the same types of risk that apply to other debt securities, such as interest rate risk, credit risk, and prepayment and call risk. Mortgage-backed securities also are subject to extension risk, which is the risk that when interest rates rise, certain mortgage-backed securities will be paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment. Through its investments in mortgage-backed securities, the Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, generally have higher default rates than loans that meet government underwriting requirements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.
Foreign securities risk – foreign securities often are more volatile, harder to price and less liquid than U.S. securities.
Redemptions risk – the Fund is an investment option for other mutual funds that are managed as “funds-of-funds.” As a result, from time to time, the Fund may experience relatively large redemptions or investments. Large or continuous redemptions may increase the Fund’s transaction costs and could cause the Fund’s operating expenses to be allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. If funds-of-funds or other large shareholders redeem large amounts of shares rapidly or unexpectedly, the Fund may have to sell portfolio securities at times when it would not otherwise do so, which could negatively impact the Fund’s net asset value and liquidity.
U.S. government securities risk – not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the United States. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there is some risk of default by the issuer. Even if a security is backed by the U.S. Treasury or the full faith and credit of the United States, such guarantee applies only to the timely payment of interest and principal. Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors will affect the value of U.S. government securities. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future.
Portfolio turnover risk – a higher portfolio turnover rate increases transaction costs and may adversely impact the Fund’s performance.
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index and an additional index. The additional index has characteristics relevant to the Fund’s investment strategy. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.
The Fund has begun comparing its performance to the Bloomberg U.S. Aggregate Bond Index to satisfy a new Securities and Exchange Commission (SEC) disclosure requirement.
The Fund's performance prior to March 20, 2023, reflects returns pursuant to a different subadviser. If the Fund's current subadviser had been in place for the prior period, the performance information shown would have been different.

Fund Summary: NVIT Loomis Short Term Bond Fund (cont.)
Annual Total Returns– Class Y Shares
(Years Ended December 31,)

10%
5%
0%
-5%
-10%
0.06%
2.97%
2.08%
1.10%
4.48%
3.32%
-0.19%
-5.32%
6.11%
5.49%
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024

Highest Quarter:	3.17%	–	4Q 2023
Lowest Quarter:	-3.12%	–	1Q 2022
The Fund had not commenced offering Class P shares as of the date of this Prospectus. Therefore, pre-inception historical performance for Class P shares is based on the previous performance of Class Y shares. Performance for Class P shares has been adjusted to reflect that share class’s higher expenses than those of Class Y shares.
Average Annual Total Returns
(For the Periods Ended December 31, 2024)
	1 Year	5 Years	10 Years
Class I Shares	5.35%	1.65%	1.81%
Class II Shares	5.06%	1.38%	1.55%
Class P Shares	5.23%	1.54%	1.70%
Class Y Shares	5.49%	1.79%	1.96%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees or expenses)	1.25%	-0.33%	1.35%
Bloomberg U.S. Government/Credit Bond 1-3 Year Index (reflects no deduction for fees or expenses)	4.36%	1.58%	1.63%
Portfolio Management
Investment Adviser
Nationwide Fund Advisors
Subadviser
Loomis, Sayles & Company, L.P.
Portfolio Managers
Portfolio Manager	Title	Length of Service with Fund
Christopher T. Harms	Portfolio Manager	Since 2023
Clifton V. Rowe, CFA	Portfolio Manager	Since 2023
Daniel Conklin, CFA	Portfolio Manager	Since 2023
Tax Information
The dividends and distributions paid by the Fund to the insurance company separate accounts will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through separate accounts used to fund variable insurance contracts, such dividends and distributions will be exempt from current taxation by contract holders if left to accumulate within a separate account. Consult the variable insurance contract prospectus for additional tax information.
Payments to Broker-Dealers and Other Financial Intermediaries
This Fund is only offered as an underlying investment option for variable insurance contracts. The Fund and its related companies may make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services, and to broker-dealers and other financial intermediaries that distribute the variable insurance contracts. These payments may create a conflict of interest by influencing the insurance companies to include the Fund as an underlying investment option in the variable insurance contracts, and by influencing the broker-dealers and other financial intermediaries to distribute variable insurance contracts that include the Fund as an underlying investment option over other variable insurance contracts or to otherwise recommend the selection of the Fund as an underlying investment option by contract owners instead of other funds that also may be available investment options. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

Fund Summary: NVIT Loomis Short Term High Yield Fund
(formerly, NVIT Federated High Income Bond Fund)
Objective
The NVIT Loomis Short Term High Yield Fund seeks to provide high current income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. If these charges were reflected, the expenses listed below would be higher. See the variable insurance contract prospectus, which may impose sales charges and other additional contract-level expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class I Shares
Management Fees	0.68%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.31%
Total Annual Fund Operating Expenses	0.99%
Fee Waiver/Expense Reimbursement(1)	(0.12)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.87%
(1)
Nationwide Variable Insurance Trust (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract limiting annual fund operating expenses to 0.72% until at least April 30, 2026. Under the expense limitation agreement, the level to which operating expenses are limited applies to all share classes, excluding any taxes, interest, compensation payable to parties not affiliated with the Adviser for the recovery of tax reclaims, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of the Fund’s business. The expense limitation agreement may be changed or eliminated only with the consent of the Board of Trustees of the Trust. The Adviser may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the expense limitation agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by the Adviser is not permitted except as provided for in the expense limitation agreement.
Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and any expense limitation or fee waivers that may apply for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I Shares	$89	$303	$535	$1,202
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26.20% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in U.S. dollar-denominated high-yield bonds (commonly known as “junk bonds”) of U.S. and foreign issuers, including those in emerging market countries. Securities selected for the Fund normally are lower-rated or are below investment grade, with no minimum acceptable rating. These bonds primarily include corporate debt securities,

Fund Summary: NVIT Loomis Short Term High Yield Fund (cont.)
such as notes, bonds, debentures and commercial paper, but may include convertible securities and corporate loans. Some of the securities in which the Fund invests may be zero-coupon bonds.
The subadviser performs its own credit analysis to determine the creditworthiness and yield potential of a security, and seeks a thorough understanding of industry and company dynamics as well as individual security characteristics such as issuer debt and debt maturity schedules, earnings prospects, responsiveness to changes in interest rates, experience and perceived strength of management, borrowing requirements and liquidation value, market price in relation to cash flow, interest and dividends. In selecting high-yield bonds, the Fund’s subadviser utilizes its internal research team that covers a broad universe of industries, companies and markets. The subadviser employs a selection strategy that focuses on a value-driven, bottom-up approach to identify securities that provide an opportunity for high current income as well as capital appreciation. The subadviser analyzes an individual company’s potential for positive financial news to determine if it has growth potential. The subadviser emphasizes in-depth credit analysis, appreciation potential and diversification in its bond selection. Each bond is evaluated to assess the ability of its issuer to pay interest and, ultimately, principal (which helps the Fund generate an ongoing flow of income). The subadviser also assesses a bond’s relation to market conditions within its industry and favors bonds whose prices may benefit from positive business developments. In order to manage issuer risk, the subadviser seeks to diversify the Fund’s holdings. Under normal circumstances, the Fund invests at least 80% of its accounts market value in high-yield rated bonds. In deciding which securities to buy and sell, the subadviser considers, among other things, the financial strength of the issuer, current interest rates, current valuations, the subadviser’s expectations regarding future changes in interest rates and comparisons of the level of risk associated with particular investments with the subadviser’s expectations concerning the potential return of those investments.
In order to provide the potential for additional income and to manage market volatility, the subadviser separately manages a diversified portion of the Fund (targeting approximately 20% of the Fund’s accounts market value at the time of purchase) invested in securitized assets, such as mortgage-backed and asset-backed securities. For this portion of the Fund, the subadviser purchases many securities that are rated investment grade, although it also may purchase securities that are rated below investment grade. In managing this portion, the subadviser uses a bottom-up, fundamental research process to select individual securities for the Fund. The decision to buy or sell a particular security is driven largely by the subadviser’s view of the fundamentals of the issue compared to the prevailing market valuation, which may be higher (suggesting a potential sell decision) or lower (suggesting a potential buy decision).
In managing the Fund’s overall portfolio, the subadviser typically maintains an average portfolio duration that is up to one year greater than or less than the average portfolio duration of the ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index (the “Index”). As of December 31, 2024, the average portfolio duration of the Index was 1.54 years. The subadviser may buy or sell derivatives, such as futures, forwards or credit default swaps, in order to hedge against investment risks or to expose the Fund’s cash holdings to the investment characteristics of securities in which the Fund may invest.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.
As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:
Interest rate risk – generally, when interest rates go up, the value of debt securities goes down. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent the Fund invests a substantial portion of its assets in debt securities with longer-term maturities, rising interest rates are more likely to cause periods of increased volatility and redemptions, and will cause the value of the Fund's investments to decline significantly. The Federal Reserve Board recently lowered interest rates following a period of consistent rate increases, though it is unclear if such lowering will continue. The interest earned on the Fund's investments in debt securities may decline when prevailing interest rates fall. Declines in interest rates increase the likelihood that debt obligations will be pre-paid, which, in turn, increases these risks. Very low or negative interest rates will impact the yield of the Fund's investments in debt securities and increase the risk that, if followed by rising interest rates, the Fund's performance will be negatively impacted. The Fund is subject to the risk that the income generated by its investments in debt securities may not keep pace with inflation. Recent and potential future changes in government policy may affect interest rates.
The interest rate of fixed-rate securities is fixed at the time of purchase and does not fluctuate with general market conditions. Floating-rate securities have interest rates that vary with changes to a specific measure, such as the Treasury bill rate. Variable-rate securities have interest rates that change at preset times based on changes on the specific measure.

Fund Summary: NVIT Loomis Short Term High Yield Fund (cont.)
Credit risk - a bond issuer will default if it is unable to pay the interest or principal when due. If an issuer defaults, the Fund will lose money. This risk is particularly high for high-yield bonds and other securities rated below investment grade. Changes in a bond issuer’s credit rating or the market’s perception of an issuer’s creditworthiness also affect the market price of a bond.
High-yield bonds risk – investing in high-yield bonds (i.e., “junk bonds”) and other lower-rated bonds is considered speculative and may subject the Fund to substantial risk of loss due to issuer default, decline in market value due to adverse economic and business developments, or sensitivity to changing interest rates.
Market risk – the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. This occurs due to numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, and the fluctuation of other securities markets around the world. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts, trade disputes and social unrest or rapid technological developments such as artificial intelligence) adversely interrupt the global economy.
Selection risk – the risk that the securities selected by the Fund’s subadviser will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies.
Liquidity risk – when there is little or no active trading market for specific types of securities or instruments, it can become more difficult to sell the securities or instruments at or near their perceived value. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities. Liquidity risk also includes the risk that the Fund will experience significant net redemptions of its shares at a time when it cannot find willing buyers for its portfolio securities or instruments or can sell its portfolio securities or instruments only at a material loss. To meet redemption requests, the Fund may be forced to sell other securities or instruments that are more liquid, but at unfavorable times and conditions. Investments in foreign securities and high-yield bonds tend to have more exposure to liquidity risk than domestic securities and higher-rated bonds.
Prepayment and call risk – certain bonds will be paid off by the issuer more quickly than anticipated. If this happens, the Fund may be required to invest the proceeds in securities with lower yields.
Foreign securities risk – foreign securities often are more volatile, harder to price and less liquid than U.S. securities.
Emerging markets risk – emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets are considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets. Since these markets are smaller than developed markets, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Fund will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries are unreliable compared to developed markets. Companies in emerging market countries generally are subject to less stringent financial reporting, accounting and auditing standards than companies in more developed countries. In addition, information about such companies may be less available and reliable. Many emerging markets also have histories of political instability and abrupt changes in policies, and the ability to bring and enforce actions may be limited. Certain emerging markets also face other significant internal or external risks, including the risk of war, nationalization of assets, unexpected market closures and ethnic, religious and racial conflicts.
Zero-coupon bonds risk – these securities pay no interest during the life of the security, are often sold at a deep discount, and may be subject to greater price changes as a result of changing interest rates than bonds that make regular interest payments.
Convertible securities risk - the values of convertible securities typically fall when interest rates rise and increase when interest rates fall. The prices of convertible securities with longer maturities tend to be more volatile than those with shorter maturities. Value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The Fund will lose money if the issuer of a convertible security is unable to meet its financial obligations.
Corporate loans risk – commercial banks and other financial institutions or institutional investors make corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate loans at rates that change in response to changes in market interest rates or the prime rates of U.S. banks. The market for corporate loans may be subject to irregular trading activity, wide

Fund Summary: NVIT Loomis Short Term High Yield Fund (cont.)
bid/ask spreads (difference between the highest price a buyer is willing to pay for an asset and the lowest price that a seller is willing to accept for an asset) and extended trade settlement periods. Corporate loans have speculative characteristics and high risk, and often are referred to as “junk.” Furthermore, investments in corporate loans may not be considered “securities” for certain federal securities laws, and therefore the Fund may not be able to rely on the antifraud protections of the federal securities laws.
Mortgage-backed and asset-backed securities risks – these securities generally are subject to the same types of risk that apply to other debt securities, such as interest rate risk, credit risk, and prepayment and call risk. Mortgage-backed securities also are subject to extension risk, which is the risk that when interest rates rise, certain mortgage-backed securities will be paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment. Through its investments in mortgage-backed securities, the Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, generally have higher default rates than loans that meet government underwriting requirements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.
Derivatives risk – derivatives may be volatile and may involve significant risks. The underlying security, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Normally derivatives involve leverage, which means that their use can magnify significantly the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund. Certain derivatives held by the Fund may be illiquid, including non-exchange-traded or over-the-counter derivatives that are linked to illiquid instruments or illiquid markets, making it difficult to close out an unfavorable position. Derivatives also may be more difficult to purchase, sell or value than other instruments.
 Futures – the prices of futures contracts typically are more volatile than those of stocks and bonds. Small movements in the values of the assets or measures of underlying futures contracts can cause disproportionately larger losses to the Fund. While futures may be more liquid than other types of derivatives, they may experience periods when they are less liquid than stocks, bonds or other investments.
 Forwards – using forwards can involve greater risks than if the Fund were to invest directly in the underlying securities or assets. Because forwards often involve leverage, their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Currently there are few central exchanges or markets for forward contracts, and therefore they may be less liquid than exchange-traded instruments. If a forward counterparty fails to meet its obligations under the contract, the Fund will lose money.
 Credit default swaps – credit default swaps are subject to credit risk on the underlying investment and to counterparty credit risk. If the counterparty fails to meet its obligations the Fund could sustain significant losses. Credit default swaps also are subject to the risk that the Fund will not properly assess the cost of the underlying investment. If the Fund is selling credit protection, it bears the risk that a credit event will occur, requiring the Fund to pay the counterparty the set value of the defaulted bonds. If the Fund is buying credit protection, there is the risk that no credit event will occur and the Fund will receive no benefit for the premium paid.
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities market index and an additional index. The additional index has characteristics relevant to the Fund’s investment strategy. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.
The Fund has begun comparing its performance to the Bloomberg U.S. Aggregate Bond Index to satisfy a new

Fund Summary: NVIT Loomis Short Term High Yield Fund (cont.)
Securities and Exchange Commission (SEC) disclosure requirement.
The Fund’s performance for the periods shown reflects returns pursuant to different principal investment strategies and a different subadviser. If the Fund’s current strategies and subadviser had been in place for the prior period, the performance information shown would have been different.
Annual Total Returns– Class I Shares
(Years Ended December 31,)

20%
10%
0%
-10%
-20%
14.16%
6.76%
14.74%
6.02%
4.96%
13.13%
6.28%
-2.61%
-3.00%
-11.93%
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024

Highest Quarter:	10.04%	–	2Q 2020
Lowest Quarter:	-12.75%	–	1Q 2020
Average Annual Total Returns
(For the Periods Ended December 31, 2024)
	1 Year	5 Years	10 Years
Class I Shares	6.28%	3.33%	4.52%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees or expenses)	1.25%	-0.33%	1.35%
ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index (reflects no deduction for fees or expenses)	7.35%	4.31%	4.78%
Portfolio Management
Investment Adviser
Nationwide Fund Advisors
Subadviser
Loomis, Sayles & Company, L.P.
Portfolio Managers
Portfolio Manager	Title	Length of Service with Fund
Matthew J. Eagan, CFA	Portfolio Manager, Head of Full Discretion	Since 2025
Peter S. Sheehan	Portfolio Manager	Since 2025
Christopher J. Romanelli, CFA	Associate Portfolio Manager & Strategist	Since 2025
Stephen M. LaPlante, CFA	Portfolio Manager and Securitized Strategist of Mortgage & Structured Finance	Since 2025
Alessandro Pagani, CFA	Portfolio Manager, Head of Mortgage & Structured Finance	Since 2025
Tax Information
The dividends and distributions paid by the Fund to the insurance company separate accounts will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through separate accounts used to fund variable insurance contracts, such dividends and distributions will be exempt from current taxation by contract holders if left to accumulate within a separate account. Consult the variable insurance contract prospectus for additional tax information.
Payments to Broker-Dealers and Other Financial Intermediaries
This Fund is only offered as an underlying investment option for variable insurance contracts. The Fund and its related companies may make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services, and to broker-dealers and other financial intermediaries that distribute the variable insurance contracts. These payments may create a conflict of interest by influencing the insurance companies to include the Fund as an underlying investment option in the variable insurance contracts, and by influencing the broker-dealers and other financial intermediaries to distribute variable insurance contracts that include the Fund as an underlying investment option over other variable insurance contracts or to otherwise recommend the selection of the Fund as an underlying investment option by contract owners instead of other funds that also may be available investment options. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

How the funds invest: NVIT Amundi Multi Sector Bond Fund
Objective
The NVIT Amundi Multi Sector Bond Fund seeks to provide above average total return over a market cycle of three to five years. This objective may be changed by the Nationwide Variable Insurance Trust’s Board of Trustees (the “Trust and “Board of Trustees,” respectively) without shareholder approval upon 60 days’ written notice to shareholders.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in different types of bonds and other debt securities with few limitations as to credit quality, geography, maturity or sector.
Consistent with this approach, the Fund may invest in U.S. government securities and foreign government bonds, as well as U.S. and foreign corporate bonds and debentures, asset-backed securities, mortgage-backed securities and convertible securities. The Fund also may invest in corporate loans. Securities in which the Fund invests pay interest on either a fixed-rate or a variable-rate basis. The Fund may invest in securities issued by foreign issuers, including those that are located in emerging market countries, although the Fund does not invest more than 65% of its net assets, at the time of purchase, in emerging market securities. Many foreign securities are denominated in currencies other than the U.S. dollar, although currency exposure is typically hedged.
The Fund may invest without limitation in debt securities of any maturity, duration, or credit quality. Accordingly, the Fund may invest a substantial portion of its portfolio in high-yield bonds (i.e., “junk bonds”) and other securities that are lower-rated or unrated. Some of these debt securities may be in default or at high risk of defaulting, and may have extremely poor prospects for being able to make principal and interest payments. The Fund’s subadviser may use derivatives, such as futures and forward foreign currency contracts, either to increase returns, to hedge against international currency exposure, or to manage the Fund’s average portfolio duration. The subadviser also may buy or sell credit default swaps either to hedge against investment risks or to increase return.
The Fund’s subadviser does not manage the Fund specific to any index or benchmark, which provides it with flexibility to allocate to and rotate across any sector in the fixed-income universe. This strategy is designed to provide exposure to those areas of the fixed-income market that the subadviser anticipates will provide value, while attempting to minimize exposure to those areas it anticipates will not provide value. In managing the Fund, the subadviser considers fundamental market factors such as yield and credit quality differences among bonds, as well as demand and supply trends. The subadviser also makes investment decisions based on technical factors such as price momentum, market sentiment, and supply or demand imbalances. The subadviser may sell a security for various reasons, such as to adjust the Fund’s average maturity or quality, to shift assets into better-yielding securities, or to alter sector exposure. The Fund may engage in frequent and active trading of portfolio securities.
Key Terms:
Asset-backed securities – debt securities issued by a
trust or other legal entity established for the purpose of
issuing securities and holding certain assets, such as
credit card receivables or auto leases, that pay down
over time and generate sufficient cash to pay holders of
the securities.

Bonds – debt securities and other fixed-income securities that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times.
Convertible securities – generally debt securities or
preferred stock that may be converted into common
stock. Convertible securities typically pay current
income as either interest (debt security convertibles) or
dividends (preferred stock). A convertible’s value usually
reflects both the stream of current income payments
and the market value of the underlying common stock.

Credit default swap – a swap contract in which the
buyer makes a series of payments to the seller and, in
exchange, receives a payoff if the issuer of a credit
instrument, such as a bond or loan, defaults on its
obligation to pay or experiences some type of credit
event, such as a bankruptcy or restructuring. Credit
default swaps can be used to hedge against risks or to
synthetically expose a portfolio to the diversification and
performance characteristics of certain bonds or groups
of bonds.

Derivative – a contract, security or investment the value
of which is based on the performance of an underlying
financial asset, index or economic measure. Futures,
forwards and swaps are derivatives, because their values
are based on changes in the values of an underlying
asset or measure.

Duration – a measure of how much the price of a bond
would change compared to a change in market interest
rates, based on the remaining time until a bond matures
together with other factors. A bond’s value drops when
interest rates rise, and vice versa. Bonds with longer
durations have higher risk and volatility.

How the funds invest: NVIT Amundi Multi Sector Bond Fund (cont.)
Emerging market countries – typically are developing
and low- or middle-income countries. For purposes of
the Fund, emerging market countries are those that are
included in the MSCI Emerging Markets® Index. Emerging
market countries may be found in regions such as Asia,
Latin America, Eastern Europe, the Middle East and
Africa.

High-yield bonds – commonly referred to as “junk
bonds,” these debt securities are rated below investment
grade by nationally recognized statistical rating
organizations, such as Moody’s and Standard & Poor’s, or
are unrated securities that the Fund’s subadviser
believes to be of comparable quality. These bonds
generally offer investors higher interest rates as a way to
help compensate for the fact that the issuer is at greater
risk of default.

Maturity – the date on which the principal amount of a security is required to be paid to investors.
Mortgage-backed securities – debt securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans.
U.S. government securities – debt securities issued
and/or guaranteed as to principal and interest by either
the U.S. government, or by U.S. government agencies,
U.S. government-sponsored enterprises and
U.S. government instrumentalities. Securities issued or
guaranteed directly by the U.S. government are
supported by the full faith and credit of the
United States. Securities issued or guaranteed by
agencies or instrumentalities of the U.S. government,
and enterprises sponsored by the U.S. government, are
not direct obligations of the United States. Therefore,
such securities may not be supported by the full faith
and credit of the United States.

Principal Risks
The Fund is subject to the same risks that apply to all mutual funds that invest in fixed-income securities. For instance, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate.
In addition, the Fund is subject to CONVERTIBLE SECURITIES RISK, CORPORATE LOANS RISK, CREDIT RISK, DERIVATIVES RISK, EMERGING MARKETS RISK, FOREIGN SECURITIES RISK, HIGH-YIELD BONDS RISK, INTEREST RATE RISK, LIQUIDITY RISK, MARKET RISK, MORTGAGE-BACKED AND ASSET-BACKED SECURITIES RISKS, PORTFOLIO TURNOVER RISK, PREPAYMENT AND CALL RISK, SECTOR RISK, SELECTION RISK, SOVEREIGN DEBT RISK and U.S. GOVERNMENT SECURITIES RISK, each of which is described in the section “Risks of Investing in the Funds” beginning on page 48.
The Fund cannot guarantee that it will achieve its investment objectives. Loss of money is a risk of investing in the Fund.

How the Funds Invest: NVIT DoubleLine Total Return Tactical Fund
Objective
The NVIT DoubleLine Total Return Tactical Fund seeks to maximize total return. This objective may be changed by the Trust’s Board of Trustees without shareholder approval upon 60 days’ written notice to shareholders.
Principal Investment Strategies
The Fund employs a flexible investment approach, allocating across different types of fixed-income securities. Consistent with this approach, the Fund may invest in U.S. government securities and foreign government bonds, as well as U.S. and foreign corporate bonds, asset-backed securities and mortgage-backed securities. The Fund also may invest in corporate loans. Securities in which the Fund invests pay interest on either a fixed-rate or variable-rate basis. The Fund may invest in securities issued by foreign issuers, including those that are located in emerging market countries, although, under normal circumstances, the Fund does not invest more than 25% of its net assets, at the time of purchase, in emerging market securities. The Fund may invest without limit in foreign securities that are denominated in U.S. dollars, although the Fund may invest up to 15% of its net assets, at the time of purchase, in securities that are denominated in currencies other than the U.S. dollar.
The Fund invests in mortgage-backed securities. Mortgage-backed securities include either pass-through securities issued by U.S. government agencies, such as Ginnie Mae, Fannie Mae or Freddie Mac, or collateralized mortgage obligations issued either by U.S. government agencies or by private issuers. The Fund may purchase many U.S. agency pass-through securities on a when-issued (also known as “to-be-announced”) basis, and it may also purchase or sell such securities for delayed delivery. When entering into such a transaction, the Fund buys or sells securities with payment and delivery scheduled to take place in the future. The Fund may invest in mortgage-backed securities—either U.S. agency or privately-issued—of any credit quality. Nevertheless, the Fund normally invests at least 20% of its net assets, at the time of purchase, in mortgage-backed securities that are rated, at the time of investment, Aa3 or higher by Moody’s Investor Service, Inc., AA- or higher by Standard & Poor’s Rating Service; the equivalent by any other nationally recognized statistical rating organization (“NRSRO”); or, if unrated by an NRSRO, determined by the subadviser to be of comparable quality.
The Fund may invest up to 25% of its net assets, at the time of purchase, in corporate high-yield bonds (i.e., “junk bonds”). Some of these debt securities may be in default or at high risk of defaulting, and may have extremely poor prospects for being able to make principal and interest payments. The Fund’s subadviser strives to allocate below investment grade securities broadly by industry and issuer in an attempt to reduce the impact of negative events on an industry or issuer. Under normal conditions, the combined total of corporate, sovereign, mortgage-backed and all other debt rated below investment grade will not exceed 40% of the Fund’s assets.
The Fund’s subadviser actively manages the Fund’s asset class exposure using a top-down approach based on analysis of sector fundamentals and rotates the Fund’s assets among sectors in various markets to attempt to maximize total return. The subadviser selects individual securities within asset classes using a bottom-up approach. Under normal circumstances, the subadviser uses a controlled risk approach in managing the Fund’s investments. The techniques of this approach attempt to control the principal risk components of the fixed-income markets and include consideration of:
●security selection within a given sector;
●relative performance of the various market sectors;
●the shape of the yield curve and
●fluctuations in the overall level of interest rates.
The subadviser may use futures, which are derivatives, to manage the Fund’s duration and yield curve exposure. The subadviser may sell a security for various reasons, such as to adjust the Fund’s average maturity or quality, to shift assets into better-yielding securities, or to alter sector exposure. The Fund may engage in active and frequent trading of portfolio securities. The Fund is classified as a “nondiversified fund” under the Investment Company Act of 1940, which means that a relatively high percentage of the Fund’s assets may be invested in a limited number of issuers.
Key Terms:
Asset-backed securities – debt securities issued by a
trust or other legal entity established for the purpose of
issuing securities and holding certain assets, such as
credit card receivables or auto leases, that pay down
over time and generate sufficient cash to pay holders of
the securities.

Bottom-up approach – a method of investing that involves the selection of securities based on their individual attributes regardless of broader national, industry or economic factors.
Derivative – a contract, security or investment the value
of which is based on the performance of an underlying
financial asset, index or economic measure. Futures are
derivatives, because their values are based on changes in
the values of an underlying asset or measure.

Duration – a measure of how much the price of a bond
would change compared to a change in market interest
rates, based on the remaining time until a bond matures
together with other factors. A bond’s value drops when
interest rates rise, and vice versa. Bonds with longer
durations have higher risk and volatility.

How the Funds Invest: NVIT DoubleLine Total Return Tactical Fund (cont.)
Emerging market countries – typically developing and
low- or middle-income countries. For purposes of the
Fund, emerging market countries are those that are
included in the MSCI Emerging Markets Index, the FTSE
Emerging Index or the JPMorgan Emerging Market Bond
Index. Emerging market countries may be found in
regions such as Asia, Latin America, Eastern Europe, the
Middle East and Africa.

The Fund considers an issuer to be located in an
emerging market country if (i) the issuer is organized
under the laws of an emerging market country; (ii) the
issuer’s securities are traded primarily in an emerging
market country; or (iii) during the issuer’s most recent
fiscal year, it derived at least 50% of its revenues, pre-tax earnings or profits from goods produced or sold by,
investments made in, or services performed in emerging
market countries.

Fixed-income securities – securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times.
Futures – a contract that obligates the buyer to buy and
the seller to sell a specified quantity of an underlying
asset (or settle for the cash value of a contract based on
the underlying asset) at a specified price on the
contract’s maturity date. The assets underlying futures
contracts may be commodities, currencies, securities or
financial instruments, or even intangible measures such
as securities indexes or interest rates. Futures do not
represent direct investments in securities (such as stocks
and bonds) or commodities. Rather, futures are
derivatives, because their value is derived from the
performance of the assets or measures to which they
relate. Futures are standardized and traded on
exchanges, and therefore, typically are more liquid than
other types of derivatives.

High-yield bonds – commonly referred to as “junk
bonds,” these debt securities are rated below investment
grade by nationally recognized statistical rating
organizations, such as Moody’s and Standard & Poor’s, or
are unrated securities that the Fund’s subadviser
believes to be of comparable quality. These bonds
generally offer investors higher interest rates as a way to
help compensate for the fact that the issuer is at greater
risk of default.

Investment grade – the four highest rating categories of nationally recognized statistical rating organizations, including Moody’s, Standard & Poor’s and Fitch.
Mortgage-backed securities – debt securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans.
Top-down approach – a method of investing that
involves selecting securities on the basis of factors such
as the relative strength of the sectors they represent or
the economies of the countries in which they were
issued.

U.S. government securities – debt securities issued
and/or guaranteed as to principal and interest by either
the U.S. government, or by U.S. government agencies,
U.S. government-sponsored enterprises and
U.S. government instrumentalities. Securities issued or
guaranteed directly by the U.S. government are
supported by the full faith and credit of the
United States. Securities issued or guaranteed by
agencies or instrumentalities of the U.S. government,
and enterprises sponsored by the U.S. government, are
not direct obligations of the United States. Therefore,
such securities may not be supported by the full faith
and credit of the United States.

Principal Risks
The Fund is subject to the same risks that apply to all mutual funds that invest in fixed-income securities. For instance, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate.
In addition, the Fund is subject to CORPORATE LOANS RISK, CREDIT RISK, DELAYED-DELIVERY RISK, DERIVATIVES RISK, EMERGING MARKETS RISK, FOREIGN SECURITIES RISK, HIGH-YIELD BONDS RISK, INTEREST RATE RISK, LIQUIDITY RISK, MARKET RISK, MORTGAGE- AND ASSET-BACKED SECURITIES RISK, NONDIVERSIFIED FUND RISK, PORTFOLIO TURNOVER RISK, PREPAYMENT AND CALL RISK, SELECTION RISK, SOVEREIGN DEBT RISK, and U.S. GOVERNMENT SECURITIES RISK, each of which is described in the section “Risks of Investing in the Funds” beginning on page 48.
The Fund cannot guarantee that it will achieve its investment objectives. Loss of money is a risk of investing in the Fund.

How the Funds Invest: NVIT Government Bond Fund
Objective
The NVIT Government Bond Fund seeks as high a level of current income as is consistent with preserving capital. This objective may be changed by the Trust’s Board of Trustees without shareholder approval upon 60 days’ written notice to shareholders.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. government securities. Many of these securities include mortgage-backed securities. The Fund’s subadviser seeks to achieve the Fund’s objective by investing in securities offering the highest level of expected income while simultaneously minimizing market price fluctuations. In selecting investments for the Fund, the subadviser uses interest rate expectations, duration analysis, economic forecasting, market sector analysis and other techniques. The Fund also may invest in bonds that the subadviser believes are undervalued, with the goal of buying them at attractive values and holding them as they increase in value. In selecting securities, the subadviser typically maintains an average portfolio duration that is up to one year greater than or less than the average portfolio duration of the Bloomberg U.S. Government/Mortgage Index. As of December 31, 2024, the average portfolio duration of the Bloomberg U.S. Government/Mortgage Index was 4.58 years, although this will change or fluctuate over time.
The Fund’s subadviser may sell securities in order to buy others that it believes will better serve the Fund’s objective.
Although the Fund does not invest in derivative instruments as a principal investment strategy, the Fund may use futures contracts and options on futures contracts, either to hedge against investment risks or to seek greater return.
Key Terms:
Derivative – a contract, security or investment the value
of which is based on the performance of an underlying
financial asset, index or economic measure. Futures and
options are derivatives because their values are based
on changes in the values of an underlying asset or
measure.

Duration – a measure of how much the price of a bond
would change compared to a change in market interest
rates, based on the remaining time until a bond matures
together with other factors. A bond’s value drops when
interest rates rise, and vice versa. Bonds with longer
durations have higher risk and volatility.

Futures – a contract that obligates the buyer to buy and
the seller to sell a specified quantity of an underlying
asset (or settle for the cash value of a contract based on
the underlying asset) at a specified price on the
contract’s maturity date. The assets underlying futures
contracts may be commodities, currencies, securities or
financial instruments, or even intangible measures such
as securities indexes or interest rates. Futures do not
represent direct investments in securities (such as stocks
and bonds) or commodities. Rather, futures are
derivatives, because their value is derived from the
performance of the assets or measures to which they
relate. Futures are standardized and traded on
exchanges, and therefore, typically are more liquid than
other types of derivatives.

Mortgage-backed securities –debt securities that give
the holder the right to receive a portion of principal
and/or interest payments made on a pool of residential
or commercial mortgage loans, which in some cases are
guaranteed by government agencies.

Options – a call option gives the purchaser of the option
the right to buy, and the seller of the option the
obligation to sell, an underlying security or futures
contract at a specified price during the option period. A
put option gives the purchaser of the option the right to
sell, and the seller of the option the obligation to buy, an underlying security or futures contract at a specified
price during the option period.

U.S. government securities – debt securities issued
and/or guaranteed as to principal and interest by either
the U.S. government, or by U.S. government agencies,
U.S. government-sponsored enterprises and
U.S. government instrumentalities. Securities issued or
guaranteed directly by the U.S. government are
supported by the full faith and credit of the
United States. Securities issued or guaranteed by
agencies or instrumentalities of the U.S. government,
and enterprises sponsored by the U.S. government, are
not direct obligations of the United States. Therefore,
such securities may not be supported by the full faith
and credit of the United States.

Principal Risks
The Fund is subject to the same risks that apply to all mutual funds that invest in fixed-income securities. For instance, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate.
In addition, the Fund is subject to CREDIT RISK, INTEREST RATE RISK, LIQUIDITY RISK, MARKET RISK, MORTGAGE-BACKED SECURITIES RISK, PREPAYMENT AND CALL RISK, SELECTION RISK and U.S. GOVERNMENT SECURITIES RISK, each of which is described in the section “Risks of Investing in the Funds” beginning on page 48.

How the Funds Invest: NVIT Government Bond Fund (cont.)
The Fund cannot guarantee that it will achieve its investment objectives. Loss of money is a risk of investing in the Fund.

How the funds invest: NVIT Government Money Market Fund
Objective
The NVIT Government Money Market Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity. This objective may be changed by the Trust’s Board of Trustees without shareholder approval upon 60 days’ written notice to shareholders.
Principal Investment Strategies
The Fund seeks to maintain a stable net asset value of $1.00 per share by investing in high-quality money market obligations maturing in 397 calendar days or less that are Eligible Securities as defined by applicable regulations at the time of purchase (i.e., securities that are determined to present minimal credit risks, government securities, and shares of other money market funds). These money market obligations primarily include:
●U.S. government securities;
●repurchase agreements, which are agreements to buy a security and then sell the security back after a short period of time at a higher price and
●shares of other government money market mutual funds.
These securities pay interest on either a fixed-rate or variable-rate basis. All of the money market obligations held by the Fund must be denominated in U.S. dollars.
The Fund maintains a dollar-weighted average maturity of no more than 60 calendar days and a dollar-weighted average life of no more than 120 calendar days that is determined without reference to certain interest rate re-adjustments.
The Fund operates as a “Government Money Market Fund,” as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended. This means that the Fund invests at least 99.5% of its total assets in (1) U.S. government securities, (2) repurchase agreements that are collateralized fully by U.S. government securities or cash, (3) cash, and/or (4) other money market mutual funds that operate as Government Money Market Funds. Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. government securities and repurchase agreements that are fully collateralized by U.S. government securities. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash. The Fund’s 80% policy can be changed by the Board of Trustees without shareholder approval upon 60 days’ written notice to shareholders.
The Fund does not currently intend to impose liquidity fees on Fund redemptions. However, the Fund’s Board of Trustees reserves the ability to subject the Fund to a liquidity fee in the future, after providing prior notice to shareholders.
Because the Fund invests in short-term securities, the Fund’s subadviser generally sells securities only to meet liquidity needs, to maintain target allocations or to take advantage of more favorable opportunities.
Key Terms:
Maturity – the date on which the principal amount of a security is required to be paid to investors.
Repurchase agreements – agreements under which a
fund enters into a contract with a broker-dealer or a bank
for the purchase of securities, and in return the broker-
dealer or bank agrees to repurchase the same securities
at a specified date and price. The purchased securities
constitute collateral for the seller’s repurchase
obligation. Therefore, a repurchase agreement is
effectively a loan by the fund that is collateralized by the securities purchased. Repurchase agreements in which
the Fund enters are collateralized either by
U.S. government securities and/or cash.

U.S. government securities – debt securities issued
and/or guaranteed as to principal or interest by the
United States, or by a person controlled or supervised by
and acting as an instrumentality of the government of
the United States. Securities issued or guaranteed
directly by the U.S. government, such as U.S. Treasury
securities, are supported by the full faith and credit of the
United States. Securities issued or guaranteed by
agencies or instrumentalities of the U.S. government,
and enterprises sponsored by the U.S. government, are
not direct obligations of the United States. Therefore,
such securities may not be supported by the full faith
and credit of the United States.

Principal Risks
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses and you should not expect that the sponsor will provide financial support to the Fund at any time including during periods of market stress.
The Fund is subject to CREDIT RISK, INTEREST RATE RISK, INVESTMENTS IN OTHER MONEY MARKET MUTUAL FUNDS RISK, LIQUIDITY RISK, MARKET RISK, REPURCHASE AGREEMENTS RISK, RISKS ASSOCIATED WITH HOLDING CASH, SELECTION RISK, U.S. GOVERNMENT SECURITIES RISK and YIELD RISK, each of which is described in the section “Risks of Investing in the Funds” beginning on page 48.
The Fund cannot guarantee that it will achieve its investment objectives. Loss of money is a risk of investing in the Fund.

How the Funds Invest: NVIT Loomis Core Bond Fund
Objective
The NVIT Loomis Core Bond Fund seeks a high level of current income consistent with preserving capital. This objective may be changed by the Trust’s Board of Trustees without shareholder approval upon 60 days’ written notice to shareholders.
Principal Investment Strategies
Under normal market conditions, the Fund invests primarily in bonds which include:
●U.S. government securities;
●Corporate debt securities issued by U.S. or foreign companies that nationally recognized rating agencies such as Moody’s or S&P recognize as investment grade;
●Investment grade debt securities backed by the interest and principal payments of various types of mortgages, known as mortgage-backed securities and
●Investment grade debt securities backed by the interest and principal payments on loans for other types of assets, such as automobiles, houses, or credit cards, known as asset-backed securities.
In addition to these, the Fund may invest in other types of debt securities. Under normal circumstances, the Fund invests at least 80% of its net assets in bonds. Foreign securities in which the Fund invests are denominated in U.S. dollars.
The Fund typically maintains an average portfolio duration that is within one year of the average duration of the Bloomberg U.S. Aggregate Bond Index (the “Aggregate Bond Index”), although it reserves the right to deviate further from the average duration of the Aggregate Bond Index when the subadviser believes it to be appropriate in light of the Fund's investment objective. As of December 31, 2024, the average duration of the Aggregate Bond Index was 6.08 years.
In deciding which securities to buy or sell, the subadviser considers a number of factors related to the bond issue and the current market, for example, including:
●the financial strength of the issuer;
●current interest rates and valuations;
●the stability and volatility of a country’s bond markets and
●expectations regarding general trends in interest rates and currency considerations.
The subadviser also considers how purchasing or selling a bond would impact the Fund’s overall portfolio risk profile (for example, its sensitivity to currency risk, interest rate risk and sector-specific risk) and potential return (income and capital gains). The Fund may engage in active and frequent trading of portfolio securities.
Three themes typically drive the subadviser’s investment approach. First, the subadviser generally seeks bonds that are attractively valued relative to the subadviser’s credit research team’s assessment of credit risk. The broad coverage combined with the goal of identifying attractive investment opportunities makes this an important component of the investment approach. Second, the subadviser may invest significantly in securities the prices of which the subadviser believes are more sensitive to events related to the underlying issuer than to changes in general interest rates or overall market default rates. These securities may not have a direct correlation with changes in interest rates, thus helping to manage interest rate risk and to offer diversified sources for return. Third, the subadviser analyzes different sectors of the economy and differences in the yields (“spreads”) of various bonds in an effort to find securities that it believes may produce attractive returns for the Fund in comparison to their risk.
Key Terms:
Asset-backed securities – debt securities issued by a
trust or other legal entity established for the purpose of
issuing securities and holding certain assets, such as
credit card receivables or auto leases, that pay down
over time and generate sufficient cash to pay holders of
the securities.

Bonds – debt securities and other fixed-income securities that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times.
Duration – a measure of how much the price of a bond
would change compared to a change in market interest
rates, based on the remaining time until a bond matures
together with other factors. A bond’s value drops when
interest rates rise, and vice versa. Bonds with longer
durations have higher risk and volatility.

Investment grade – the four highest rating categories of nationally recognized statistical rating organizations, including Moody’s, Standard & Poor’s and Fitch.
Mortgage-backed securities –debt securities that give
the holder the right to receive a portion of principal
and/or interest payments made on a pool of residential
or commercial mortgage loans, which in some cases are
guaranteed by government agencies.

How the Funds Invest: NVIT Loomis Core Bond Fund (cont.)
U.S. government securities – debt securities issued
and/or guaranteed as to principal and interest by either
the U.S. government, or by U.S. government agencies,
U.S. government-sponsored enterprises and
U.S. government instrumentalities. Securities issued or
guaranteed directly by the U.S. government are
supported by the full faith and credit of the
United States. Securities issued or guaranteed by
agencies or instrumentalities of the U.S. government,
and enterprises sponsored by the U.S. government, are
not direct obligations of the United States. Therefore,
such securities may not be supported by the full faith
and credit of the United States.

Principal Risks
The Fund is subject to the same risks that apply to all mutual funds that invest in fixed-income securities. For instance, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate.
In addition, the Fund is subject to CREDIT RISK, FOREIGN SECURITIES RISK, INTEREST RATE RISK, LIQUIDITY RISK, MARKET RISK, MORTGAGE- AND ASSET-BACKED SECURITIES RISKS, PORTFOLIO TURNOVER RISK, PREPAYMENT AND CALL RISK, REDEMPTIONS RISK, SELECTION RISK and U.S. GOVERNMENT SECURITIES RISK, each of which is described in the section “Risks of Investing in the Funds” beginning on page 48.
The Fund cannot guarantee that it will achieve its investment objectives. Loss of money is a risk of investing in the Fund.

How The Funds Invest: NVIT Loomis Short Term Bond Fund
Objective
The NVIT Loomis Short Term Bond Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value. This objective may be changed by the Trust’s Board of Trustees without shareholder approval upon 60 days’ written notice to shareholders.
Principal Investment Strategies
The Fund invests primarily in bonds which include:
●U.S. government securities;
●Corporate debt securities issued by U.S. or foreign companies that are investment grade;
●Investment grade debt securities backed by the interest and principal payments of various types of mortgages, known as mortgage-backed securities and
●Investment grade debt securities backed by the interest and principal payments on loans for other types of assets, such as automobiles, houses, or credit cards, known as asset-backed securities.
In addition to these, the Fund may invest in other types of debt securities. Under normal circumstances, the Fund invests at least 80% of its net assets in bonds. Foreign securities in which the Fund invests are denominated in U.S. dollars.
The Fund typically maintains an average portfolio duration that is within one year of the average duration of the Bloomberg U.S. Government/Credit Bond 1-3 Year Index (the “Index”), although it reserves the right to deviate further from the average duration of the Index when the subadviser believes it to be appropriate in light of the Fund's investment objective. As of December 31, 2024, the average duration of the Index was 1.84 years.
In deciding which securities to buy or sell, the subadviser may consider a number of factors related to the bond issue and the current market, for example, including:
●the financial strength of the issuer;
●current interest rates and valuations;
●the stability and volatility of a country’s bond markets and
●expectations regarding general trends in interest rates and currency considerations.
The subadviser also considers how purchasing or selling a bond would impact the Fund’s overall portfolio risk profile (for example, its sensitivity to currency risk, interest rate risk and sector-specific risk) and potential return (income and capital gains).
Three themes typically drive the subadviser’s investment approach. First, the subadviser generally seeks bonds that are attractively valued relative to the subadviser’s credit research team’s assessment of credit risk. The broad coverage combined with the goal of identifying attractive investment opportunities makes this an important component of the investment approach. Second, the subadviser may invest significantly in securities the prices of which the subadviser believes are more sensitive to events related to the underlying issuer than to changes in general interest rates or overall market default rates. These securities may not have a direct correlation with changes in interest rates, thus helping to manage interest rate risk and to offer diversified sources for return. Third, the subadviser analyzes different sectors of the economy and differences in the yields (“spreads”) of various bonds in an effort to find securities that it believes may produce attractive returns for the Fund in comparison to their risk. The Fund may engage in frequent and active trading of portfolio securities.
Key Terms:
Asset-backed securities – debt securities issued by a
trust or other legal entity established for the purpose of
issuing securities and holding certain assets, such as
credit card receivables or auto leases, that pay down
over time and generate sufficient cash to pay holders of
the securities.

Bonds – debt securities and other fixed-income securities that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times.
Duration – a measure of how much the price of a bond
would change compared to a change in market interest
rates, based on the remaining time until a bond matures
together with other factors. A bond’s value drops when
interest rates rise, and vice versa. Bonds with longer
durations have higher risk and volatility.

Investment grade – the four highest rating categories of nationally recognized statistical rating organizations, including Moody’s, Standard & Poor’s and Fitch.
Mortgage-backed securities –debt securities that give
the holder the right to receive a portion of principal
and/or interest payments made on a pool of residential
or commercial mortgage loans, which in some cases are
guaranteed by government agencies.

U.S. government securities – debt securities issued
and/or guaranteed as to principal and interest by either
the U.S. government, or by U.S. government agencies,
U.S. government-sponsored enterprises and
U.S. government instrumentalities. Securities issued or
guaranteed directly by the U.S. government are
supported by the full faith and credit of the
United States. Securities issued or guaranteed by
agencies or instrumentalities of the U.S. government,
and enterprises sponsored by the U.S. government, are
not direct obligations of the United States. Therefore,
such securities may not be supported by the full faith
and credit of the United States.

How The Funds Invest: NVIT Loomis Short Term Bond Fund (cont.)
Principal Risks
The Fund is subject to the same risks that apply to all mutual funds that invest in fixed-income securities. For instance, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate.
In addition, the Fund is subject to ASSET-BACKED SECURITIES RISK, CREDIT RISK, FOREIGN SECURITIES RISK, INTEREST RATE RISK, LIQUIDITY RISK, MARKET RISK, MORTGAGE-BACKED SECURITIES RISK, PORTFOLIO TURNOVER RISK, PREPAYMENT AND CALL RISK, REDEMPTIONS RISK, SECTOR RISK, SELECTION RISK and U.S. GOVERNMENT SECURITIES RISK, each of which is described in the section “Risks of Investing in the Funds” beginning on page 48.
The Fund cannot guarantee that it will achieve its investment objectives. Loss of money is a risk of investing in the Fund.

How the Funds Invest: NVIT Loomis Short Term High Yield Fund
Objective
The NVIT Loomis Short Term High Yield Fund seeks to provide high current income. This objective may be changed by the Trust’s Board of Trustees without shareholder approval upon 60 days’ written notice to shareholders.
Principal Investment Strategies
The Fund invests primarily in U.S. dollar-denominated high-yield bonds (commonly known as “junk bonds”) of U.S. and foreign issuers, including those in emerging market countries. Securities selected for the Fund normally are lower-rated or are below investment grade, with no minimum acceptable rating. These bonds primarily include corporate debt securities, such as notes, bonds, debentures and commercial paper, but may include convertible securities and corporate loans. Some of the securities in which the Fund invests may be zero-coupon bonds, which are debt securities that typically pay interest only at maturity rather than periodically during the life of the security and are issued at a significant discount from their principal amount.
The subadviser performs its own credit analysis to determine the creditworthiness and yield potential of a security, and seeks a thorough understanding of industry and company dynamics as well as individual security characteristics such as issuer debt and debt maturity schedules, earnings prospects, responsiveness to changes in interest rates, experience and perceived strength of management, borrowing requirements and liquidation value, market price in relation to cash flow, interest and dividends. In selecting high-yield bonds, the Fund’s subadviser utilizes its internal research team that covers a broad universe of industries, companies and markets. The subadviser employs a selection strategy that focuses on a value-driven, bottom-up approach to identify securities that provide an opportunity for high current income as well as capital appreciation. The subadviser analyzes an individual company’s potential for positive financial news to determine if it has growth potential. Examples of positive financial news include an upward turn in the business cycle, improvement in cash flows, rising profits or the awarding of new contracts. The subadviser emphasizes in-depth credit analysis, appreciation potential and diversification in its bond selection. Each bond is evaluated to assess the ability of its issuer to pay interest and, ultimately, principal (which helps the Fund generate an ongoing flow of income). The subadviser also assesses a bond’s relation to market conditions within its industry and favors bonds whose prices may benefit from positive business developments. In order to manage issuer risk, the subadviser seeks to diversify the Fund’s holdings. Under normal circumstances, the Fund invests at least 80% of its accounts market value in high-yield rated bonds. In deciding which securities to buy and sell, the subadviser considers, among other things, the financial strength of the issuer, current interest rates, current valuations, the subadviser’s expectations regarding future changes in interest rates and comparisons of the level of risk associated with particular investments with the subadviser’s expectations concerning the potential return of those investments.
In order to provide the potential for additional income and to manage market volatility, the subadviser separately manages a diversified portion of the Fund (targeting approximately 20% of the Fund’s accounts market value at the time of purchase) in securitized assets, such as mortgage-backed and asset-backed securities. For this portion of the Fund, the subadviser purchases many securities that are rated investment grade, although it also may purchase securities that are rated below investment grade. In managing this portion, the subadviser uses a bottom-up, fundamental research process to select individual securities for the Fund. The decision to buy or sell a particular security is driven largely by the subadviser’s view of the fundamentals of the issue compared to the prevailing market valuation, which may be higher (suggesting a potential sell decision) or lower (suggesting a potential buy decision).
In managing the Fund’s overall portfolio, the subadviser typically maintains an average portfolio duration that is up to one year greater than or less than the average portfolio duration of the ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index (the “Index”). As of December 31, 2024, the average portfolio duration of the Index was 1.54 years. The subadviser may buy or sell derivatives, such as futures, forwards or credit default swaps, in order to hedge against investment risks or to expose the Fund’s cash holdings to the investment characteristics of securities in which the Fund may invest.
Key Terms:
Asset-backed securities – debt securities issued by a
trust or other legal entity established for the purpose of
issuing securities and holding certain assets, such as
credit card receivables or auto leases, that pay down
over time and generate sufficient cash to pay holders of
the securities.

Bottom-up approach – a method of investing that involves the selection of securities based on their individual attributes regardless of broader national, industry or economic factors.
Commercial paper – short term debt instruments,
usually unsecured, that are issued by banks and
corporations in order to finance their short term credit
needs, such as accounts receivable or inventory, and that
are acquired at either a discount or are interest bearing.

How the Funds Invest: NVIT Loomis Short Term High Yield Fund (cont.)
Convertible securities – generally debt securities or
preferred stock that may be converted into common
stock. Convertible securities typically pay current
income as either interest (debt security convertibles) or
dividends (preferred stock). A convertible’s value usually
reflects both the stream of current income payments
and the market value of the underlying common stock.

Credit default swap – a swap contract in which the
buyer makes a series of payments to the seller and, in
exchange, receives a payoff if the issuer of a credit
instrument, such as a bond or loan, defaults on its
obligation to pay or experiences some type of credit
event, such as a bankruptcy or restructuring. Credit
default swaps can be used to hedge against risks or to
synthetically expose a portfolio to the diversification and
performance characteristics of certain bonds or groups
of bonds.

Derivative – a contract or investment, the value of which
is based on the performance of an underlying financial
asset, index or economic measure. Futures, forwards and
swaps are examples of derivatives. Using derivatives is
often a cost-effective way to expose portfolios, including
those with frequent cash flows, to the performance of an
underlying securities index or group of securities without
having to buy individual securities included in the index
or group. This can allow the Fund to maintain a higher
percentage of its assets invested in accordance with its
investment objective, while maintaining sufficient cash
to meet redemptions without having to sell portfolio
securities.

Duration – a measure of how much the price of a bond
would change compared to a change in market interest
rates, based on the remaining time until a bond matures
together with other factors. A bond’s value drops when
interest rates rise, and vice versa. Bonds with longer
durations have higher risk and volatility.

Emerging market countries – typically are developing
and low- or middle-income countries. For purposes of
the Fund, emerging market countries are those that are
included in the MSCI Emerging Markets® Index. Emerging
market countries may be found in regions such as Asia,
Latin America, Eastern Europe, the Middle East and
Africa.

High-yield bonds – commonly referred to as “junk
bonds,” these debt securities are rated below investment
grade by nationally recognized statistical rating
organizations, such as Moody’s and Standard & Poor’s, or
are unrated securities that the Fund’s subadviser
believes to be of comparable quality. These bonds
generally offer investors higher interest rates as a way to
help compensate for the fact that the issuer is at greater
risk of default.

Investment grade – the four highest rating categories of nationally recognized statistical rating organizations, including Moody’s, Standard & Poor’s and Fitch.
Mortgage-backed securities –debt securities that give
the holder the right to receive a portion of principal
and/or interest payments made on a pool of residential
or commercial mortgage loans, which in some cases are
guaranteed by government agencies.

Principal Risks
The Fund is subject to the same risks that apply to all mutual funds that invest in fixed-income securities. For instance, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate.
In addition, the Fund is subject to ASSET-BACKED SECURITIES RISK, CONVERTIBLE SECURITIES RISK, CORPORATE LOANS RISK, CREDIT RISK, DERIVATIVES RISK, EMERGING MARKETS RISK, FOREIGN SECURITIES RISK, HIGH-YIELD BONDS RISK, INTEREST RATE RISK, LIQUIDITY RISK, MARKET RISK, MORTGAGE-BACKED SECURITIES RISK, PREPAYMENT AND CALL RISK, SELECTION RISK and ZERO COUPON BONDS RISK, each of which is described in the section “Risks of Investing in the Funds” beginning on page 48.
The Fund cannot guarantee that it will achieve its investment objectives. Loss of money is a risk of investing in the Fund.

Risks of Investing in the Funds
As with all mutual funds, investing in Nationwide Funds involves certain risks. There is no guarantee that a Fund will meet its investment objective or that a Fund will perform as it has in the past. Loss of money is a risk of investing in the Funds.
The following information relates to the principal risks of investing in the Funds, as identified in the “Fund Summary” and “How the Funds Invest” sections for each Fund. A Fund may invest in or use other types of investments or strategies not shown below that do not represent principal strategies or raise principal risks. More information about these non-principal investments, strategies and risks is available in the Funds' Statement of Additional Information (“SAI”).
Asset-backed securities risk – like traditional debt securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. Certain asset-backed securities also are subject to the risk of prepayment. In a period of declining interest rates, borrowers may pay what they owe on the underlying assets more quickly than anticipated. Prepayment reduces the yield to maturity and the average life of the asset-backed securities. In addition, when a Fund reinvests the proceeds of a prepayment, it may receive a lower interest rate. In a period of rising interest rates, prepayments may occur at a slower rate than expected. As a result, the average maturity of a Fund’s portfolio may increase. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities.
The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Unlike mortgage-backed securities, asset-backed securities may not have the benefit of or be able to enforce any security interest in the related asset.
Convertible securities risk – the values of convertible securities typically fall when interest rates rise and increase when interest rates fall. The prices of convertible securities with longer maturities tend to be more volatile than those with shorter maturities. Value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations.
Corporate loans risk – commercial banks and other financial institutions or institutional investors make corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate loans at rates that change in response to changes in market interest rates or the prime rates of U.S. banks. As a result, the value of corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. However, because the trading market for certain corporate loans is less developed than the secondary market for bonds and notes, a Fund may experience difficulties in selling its corporate loans. The market for corporate loans may be subject to irregular trading activity, wide bid/ask spreads (difference between the highest price a buyer is willing to pay for an asset and the lowest price that a seller is willing to accept for an asset) and extended trade settlement periods. For transactions in corporate loans, it may take longer than seven days for transactions to settle. Leading financial institutions often act as agent for a broader group of lenders, generally referred to as a syndicate. The syndicate’s agent arranges the corporate loans, holds collateral and accepts payments of principal and interest. If the agent develops financial problems, a Fund may not recover its investment or recovery may be delayed. By investing in a corporate loan, a Fund may become a member of the syndicate.
The corporate loans in which a Fund invests have speculative characteristics and are subject to high risk of loss of principal and income. Although borrowers frequently provide collateral to secure repayment of these obligations they do not always do so. If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default. If a borrower files for protection from its creditors under U.S. bankruptcy laws, these laws may limit a Fund’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a corporate loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay. Furthermore, investments in corporate loans may not be considered “securities” for certain federal securities laws, and therefore a Fund may not be able to rely on the antifraud protections of the federal securities laws.
     Loan participations and assignments– a Fund may also acquire an interest in loans by purchasing participations (“Participations”) in and/or assignments (“Assignments”) of portions of loans from third parties. By purchasing a Participation, a Fund assumes the credit risk of both the borrower and the lender that is selling the Participation.  In the event of the insolvency of the lender selling the Participation, a Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. When a Fund purchases an Assignment from a lender, the Fund will acquire direct rights against the borrower on the loan. However, since Assignments are arranged through private negotiations between potential assignees and assignors, the rights and obligations acquired by a Fund as the purchaser of an

Risks of Investing in the Funds (cont.)
Assignment may differ from, and be more limited than, those held by the lender from which the Fund is purchasing the Assignment.
Country or sector risk – investments in particular industries, sectors or countries may be more volatile than the overall equity or fixed-income markets. Therefore, if a Fund emphasizes one or more industries, economic sectors or countries, it will be more susceptible to financial, market, political or economic events affecting the particular issuers, industries and countries participating in such sectors than funds that do not emphasize particular industries, sectors or countries.
Consumer discretionary – companies engaged in the consumer discretionary sector, including companies in the automobiles and components, consumer durables and apparel, consumer services, and consumer discretionary distribution and retail industry groups, are affected by fluctuations in supply and demand and changes in consumer preferences, social trends and marketing campaigns. Changes in consumer spending as a result of world events, political and economic conditions, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations also may adversely affect companies in the consumer discretionary sector.
Energy – companies engaged in the energy sector, including companies engaged in the energy equipment and services and the oil and gas and consumable fuels industries, are subject to extensive government regulation, including contractual fixed pricing, which may increase the cost of business and limit these companies’ earnings. A significant portion of their revenues may depend on a relatively small number of customers, including governmental entities and utilities. As a result, governmental budget constraints may have a material adverse effect on the stock prices of energy companies.
Energy companies may do business with companies in countries other than the United States. Such companies often operate in countries with less stringent regulatory regimes and countries that have a history of expropriation and/or nationalization, among other adverse policies. In addition, these companies are at risk of civil liability from accidents resulting in injury, loss of life or property, pollution or other environmental damage claims and risk of loss from terrorism, war and natural disasters. The energy sector is cyclical, and commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, development of alternative energy sources, technological developments, geopolitical conflict and related economic sanctions and labor relations also could affect companies in this sector. Recent global, political and economic events have created greater volatility in the energy sector, which may create wide fluctuations in the value of energy companies.
Financials – a Fund may be susceptible to adverse economic or regulatory occurrences affecting the financials sector. Companies engaged in banking, financial services, consumer finance, capital markets, and insurance activities, as well as mortgage real estate investment trusts (REITs), are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations. Unstable interest rates can have a disproportionate effect on the financials sector and companies whose securities the Fund may purchase may themselves have concentrated portfolios, which makes them vulnerable to economic conditions that affect that sector. Companies in the financials sector have also been affected by increased competition, which could adversely affect the profitability or viability of such companies. Although regulators have focused on and taken measures to stabilize the financial system, bank failures and liquidity concerns continue to impact companies in the banking and financial services industries. Further regulatory intervention may be required to stabilize the U.S. banking industry if U.S. banks appear to be at a risk of failure, which could result in other unforeseen adverse impacts on the economy.
Information technology – companies engaged in the information technology services, software, communications equipment, electronic equipment, instruments and components, semiconductors and semiconductor equipment, and technology hardware, storage and peripherals industries face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products produced by information technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent protection and the expiration of patents may adversely affect their profitability.
Materials - companies that manufacture chemicals, construction materials, containers and packaging, and paper and forest products, as well as materials and mining companies, may be adversely affected by changes in world events, political and economic conditions, energy conservation, environmental policies, commodity price volatility, changes in exchange rates, increased competition and the imposition of import controls. Production of industrial materials may exceed demand as a result of market imbalances or economic downturns, leading to poor investment returns. In addition, issuers in the materials sector are at risk for environmental damage and product liability claims and may be adversely affected by the depletion of resources, technical progress, labor relations and government regulations.

Risks of Investing in the Funds (cont.)
Credit risk – the risk that the issuer of a debt security will default if it is unable to make required interest payments and/or principal repayments when they are due. If an issuer defaults, a Fund will lose money. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Changes in an issuer’s credit rating or the market’s perception of an issuer’s credit risk can adversely affect the prices of the securities a Fund owns. A corporate event such as a restructuring, merger, leveraged buyout, takeover, or similar action may cause a decline in market value of an issuer’s securities or credit quality of its bonds due to factors including an unfavorable market response or a resulting increase in the company’s debt. Added debt may reduce significantly the credit quality and market value of a company’s bonds, and may thereby affect the value of its equity securities as well. High-yield bonds, which are rated below investment grade, are generally more exposed to credit risk than investment grade securities.
Credit ratings – “investment grade” securities are those rated in one of the top four rating categories by nationally recognized statistical rating organizations, such as Moody’s or Standard & Poor’s, or unrated securities judged by the Fund's subadviser to be of comparable quality. Obligations rated in the fourth-highest rating category by any rating agency are considered medium-grade securities. Medium-grade securities, although considered investment grade, have speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities. In addition, the issuers of medium-grade securities may be more vulnerable to adverse economic conditions or changing circumstances than issuers of higher-rated securities. High-yield bonds (i.e., “junk bonds”) are those that are rated below the fourth highest rating category, and therefore are not considered to be investment grade. Ratings of securities purchased by a Fund generally are determined at the time of their purchase. Any subsequent rating downgrade of a debt obligation will be monitored generally by the Fund's subadviser to consider what action, if any, it should take consistent with its investment objective. There is no requirement that any such securities must be sold if downgraded.
Credit ratings evaluate the expectation that scheduled interest and principal payments will be made in a timely manner. They do not reflect any judgment of market risk. Credit ratings do not provide assurance against default or loss of money. For example, rating agencies might not always change their credit rating of an issuer in a timely manner to reflect events that could affect the issuer’s ability to make scheduled payments on its obligations. If a security has not received a rating, a Fund must rely entirely on the credit assessment of the Fund's subadviser.
U.S. government and U.S. government agency securities – neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors will affect the value of government securities. Some of the securities purchased by a Fund are issued by the U.S. government, such as Treasury notes, bills and bonds, and Government National Mortgage Association (GNMA) pass-through certificates, and are backed by the “full faith and credit” of the U.S. government (the U.S. government has the power to tax its citizens to pay these debts) and may be subject to less credit risk. Securities issued by U.S. government agencies, authorities or instrumentalities, such as the Federal Home Loan Banks, Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”), are neither issued nor guaranteed by the U.S. government. Although FNMA, FHLMC and the Federal Home Loan Banks are chartered by Acts of Congress, their securities are backed only by the credit of the respective instrumentality. Investors should remember that although certain government securities are guaranteed, market price and yield of the securities or net asset value and performance of a Fund is not guaranteed. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future.
Delayed-delivery risk – the risk that the security a Fund buys will lose value prior to its delivery or that the seller will not meet its obligation. If this happens, the Fund loses the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
Derivatives risk – a derivative is a contract, security or investment, the value of which is based on the performance of an underlying financial asset, index or other measure. For example, the value of a futures contract changes based on the value of the underlying security. Derivatives often involve leverage, which means that their use can significantly magnify the effect of price movements of the underlying assets or reference measures, disproportionately increasing a Fund's losses and reducing a Fund's opportunities for gains when the financial asset or measure to which the derivative is linked changes in unexpected ways. Some risks of investing in derivatives include:
●the other party to the derivatives contract fails to fulfill its obligations;
●their use reduces liquidity and makes a Fund harder to value, especially in declining markets and
●when used for hedging purposes, changes in the value of derivatives do not match or fully offset changes in the value of the hedged portfolio securities, thereby failing to achieve the original purpose for using the derivatives.
Leverage – leverage is created when an investment exposes a Fund to a risk of loss that exceeds the amount invested. Certain derivatives provide the potential for investment gain or loss that is several times greater than the change in the value of an underlying security, asset, interest rate, index or currency, resulting in the potential for a loss that is substantially greater than the amount invested.

Risks of Investing in the Funds (cont.)
Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Because leverage can magnify the effects of changes in the value of a Fund and make a Fund's share price more volatile, a shareholder’s investment in a Fund may be more volatile, resulting in larger gains or losses in response to the fluctuating prices of a Fund's investments. Further, the use of leverage typically requires a Fund to make margin payments, which might impair a Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that a Fund sell a portfolio security at a disadvantageous time.
Futures contracts – the volatility of futures contract prices has been historically greater than the volatility of stocks and bonds. Because futures contracts generally involve leverage, their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund's losses and reducing the Fund's opportunities for gains. While futures contracts may be more liquid than other types of derivatives, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.
Options – an option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a “call option”) or sell (a “put option”) the underlying security or asset (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the “exercise price”) during a period of time or on a specified date. Investments in options are considered speculative. When a Fund purchases an option, it will lose the premium paid for it if the price of the underlying security or other assets decreased or remained the same (in the case of a call option) or increased or remained the same (in the case of a put option). If a put or call option purchased by a Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. To the extent that a Fund writes or sells an option, if the decline or increase in the underlying asset is significantly below or above the exercise price of the written option, the Fund could experience a substantial loss.
Options on futures contracts – gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The success of a Fund's investment in such options depends upon many factors, which may change rapidly over time. There may also be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of the options. Upon exercise of the option, the parties will be subject to all of the risks associated with futures contracts, as described above.
Foreign currency contracts – a forward foreign currency exchange contract is an agreement to buy or sell a specific amount of currency at a future date and at a price set at the time of the contract. A currency futures contract is similar to a forward foreign currency exchange contract except that the futures contract is in a standardized form that trades on an exchange instead of being privately negotiated with a particular counterparty. Forward foreign currency exchange contracts and currency futures contracts (collectively, “currency contracts”) may reduce the risk of loss from a change in value of a currency, but they also limit any potential gains and do not protect against fluctuations in the value of the underlying stock or bond. For example, during periods when the U.S. dollar weakens in relation to a foreign currency, the Fund's use of a currency hedging program will result in lower returns than if no currency hedging program were in effect. Currency contracts are considered to be derivatives, because their value and performance depend, at least in part, on the value and performance of an underlying currency. The Fund's investments in currency contracts may involve a small investment relative to the amount of risk assumed. To the extent the Fund enters into these transactions, its success will depend on the subadviser’s ability to predict market movements, and their use may have the opposite effect of that intended. Risks include potential loss due to the imposition of controls by a government on the exchange of foreign currencies, the loss of any premium paid to enter into the transaction, delivery failure, default by the other party, or inability to close out a position because the trading market becomes illiquid. These risks may be heightened during volatile market conditions. To the extent that the Fund is unable to close out a position because of market illiquidity, the Fund would not be able to prevent further losses of value in its derivative holdings.
Forwards – using forwards can involve greater risks than if a Fund were to invest directly in the underlying securities or assets. Because forwards often involve leverage, their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund's losses and reducing the Fund's opportunities for gains. Currently there are few central exchanges or markets for forward contracts, and therefore they may be less liquid than exchange-traded instruments. If a forward counterparty fails to meet its obligations under the contract, the Fund may lose money.
Credit default swaps – a credit default swap enables an investor to buy or sell protection against a credit event, such as a bond issuer’s failure to make timely payments of interest or principal, bankruptcy or restructuring. The terms of a credit default swap generally are privately negotiated

Risks of Investing in the Funds (cont.)
by the Fund and the swap counterparty. A credit default swap may be embedded within a structured note or other derivative instrument. Credit default swaps are subject to credit risk on the underlying investment and to counterparty credit risk. If the counterparty fails to meet its obligations the Fund could sustain significant losses. Credit default swaps also are subject to the risk that the Fund will not properly assess the cost of the underlying investment. If the Fund is selling credit protection, it bears the risk that a credit event will occur, requiring the Fund to pay the counterparty the set value of the defaulted bonds. If the Fund is buying credit protection, there is the risk that no credit event will occur and the Fund will receive no benefit for the premium paid.
Swap transactions – the use of swaps is a highly specialized activity which involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. Although certain swaps have been designated for mandatory central clearing, swaps are still privately negotiated instruments featuring a high degree of customization. Some swaps are complex and valued subjectively. Swaps also may be subject to pricing or “basis” risk, which exists when a particular swap becomes extraordinarily expensive relative to historical prices or the price of corresponding cash market instruments. Because swaps often involve leverage, their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund's losses and reducing the Fund's opportunities for gains. At present, there are few central exchanges or markets for certain swap transactions. Therefore, such swaps may be less liquid than exchange-traded swaps or instruments. In addition, if a swap counterparty defaults on its obligations under the contract, the Fund could sustain significant losses.
Interest rate swaps – the use of interest rate swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates, which may result in losses to the Fund. Interest rate swaps also involve the possible failure of a counterparty to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the Fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the Fund’s initial investment.
Total return swaps – total return swaps allow the party receiving the total return to gain exposure and benefit from an underlying reference asset without actually having to own it. Total return swaps will create leverage and the Fund may experience substantial gains or losses in value as a result of relatively small changes in the value of the underlying asset. In addition, total return swaps are subject to credit and counterparty risk. If the counterparty fails to meet its obligations the Fund could sustain significant losses. Total return swaps also are subject to the risk that the Fund will not properly assess the value of the underlying asset. If the Fund is the buyer of a total return swap, the Fund will lose money if the total return of the underlying asset is less than the Fund’s obligation to pay a fixed or floating rate of interest. If the Fund is the seller of a total return swap, the Fund could lose money if the total returns of the underlying asset are greater than the fixed or floating rate of interest it would receive.
Nationwide Fund Advisors has claimed exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”), with respect to the Funds and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA in its management of the Funds.
Emerging markets risk – the risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets are considered to be speculative. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets and are more expensive to trade in. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the United States, such as price-to-earnings ratios, may not apply to certain small markets. Also, there may be less publicly available and reliable information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Therefore, the ability to conduct adequate due diligence in emerging markets may be limited.
Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that a Fund could lose the entire value of its investments in the affected market. Some countries have pervasiveness of corruption and crime that may hinder investments. Certain emerging markets also face other significant internal or external risks, including the

Risks of Investing in the Funds (cont.)
nationalization of assets, unexpected market closures, risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth. National policies that limit a Fund’s investment opportunities include restrictions on investment in issuers or industries deemed sensitive to national interests.
Emerging markets may also have differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments. Sometimes, they may lack or be in the relatively early development of legal structures governing private and foreign investments and private property. The ability to bring and enforce actions in emerging market countries may be limited and shareholder claims may be difficult or impossible to pursue. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.
Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because a Fund will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries are unreliable compared to developed markets. The possibility of fraud, negligence, or undue influence being exerted by the issuer or refusal to recognize that ownership exists in some emerging markets, and, along with other factors, could result in ownership registration being completely lost. A Fund would absorb any loss resulting from such registration problems and may have no successful claim for compensation. In addition, communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates.
Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. Foreign investments involve some of the following risks:
●political and economic instability;
●the impact of currency exchange rate fluctuations;
●sanctions imposed by other foreign governments, including the United States;
●reduced information about issuers;
●higher transaction costs;
●less stringent regulatory and accounting standards and
●delayed settlement.
Additional risks include the possibility that a foreign jurisdiction will impose or increase withholding taxes on income payable with respect to foreign securities; the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which a Fund could lose its entire investment in a certain market); and the possible adoption of foreign governmental restrictions such as exchange controls.
Foreign currencies – foreign securities often are denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of a Fund's portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.
Regional – adverse conditions in a certain region can adversely affect securities of issuers in other countries whose economies appear to be unrelated. To the extent that a Fund invests a significant portion of its assets in a specific geographic region, a Fund will generally have more exposure to regional economic risks. In the event of economic or political turmoil or a deterioration of diplomatic relations in a region or country where a substantial portion of a Fund’s assets are invested, the Fund may experience substantial illiquidity or losses.
Foreign custody – a Fund that invests in foreign securities may hold such securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business, and there may be limited or no regulatory oversight of their operations. The laws of certain countries put limits on a Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for a Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount a Fund can earn on its investments and typically results in a higher operating expense ratio for a Fund holding assets outside the United States.
High-yield bonds risk – investment in high-yield bonds (often referred to as “junk bonds”) and other lower-rated securities is considered speculative and may subject the Funds to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due and are susceptible to default or decline in market value due to adverse economic and business developments. The market values of high-yield securities tend to be very volatile, and these securities are less liquid than investment-grade debt securities. Therefore, funds that invest in high-yield bonds are subject to the following risks:
●increased price sensitivity to changing interest rates and to adverse economic and business developments;
●greater risk of loss due to default or declining credit quality;

Risks of Investing in the Funds (cont.)
●greater likelihood that adverse economic or company-specific events will make the issuer unable to make interest and/or principal payments when due and
●negative market sentiments toward high-yield securities may depress their price and liquidity. If this occurs, it may become difficult to price or dispose of a particular security held by the Funds.
Interest rate risk – prices of debt securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent a Fund invests a substantial portion of its assets in debt securities with longer-term maturities, rising interest rates are more likely to cause periods of increased volatility and redemptions and will cause the value of a Fund's investments to decline significantly. The Federal Reserve Board recently lowered interest rates following a period of consistent rate increases, though it is unclear if such lowering will continue. The interest earned on a Fund's investments in debt securities may decline when prevailing interest rates fall. Declines in interest rates increase the likelihood that debt obligations will be pre-paid, which, in turn, increases these risks. A Fund is subject to the risk that the income generated by its investments in debt securities will not keep pace with inflation. Recent and potential future changes in government policy may affect interest rates.
Duration – the duration of a debt security estimates how much its price is affected by interest rate changes. For example, a duration of five years means the price of a debt security will change approximately 5% for every 1% change in its yield. Thus, the higher a security’s duration, the more volatile the security.
Inflation – prices of existing fixed-rate debt securities typically decline due to inflation or the threat of inflation. Inflationary expectations are generally associated with higher prevailing interest rates, which normally lower the prices of existing fixed-rate debt securities. Because inflation reduces the purchasing power of income produced by existing fixed-rate securities, the prices at which these securities trade also will be reduced to compensate for the fact that the income they produce is worth less. Rates of inflation have recently risen, which has adversely affected economies and markets. Inflation rates may change frequently and significantly as a result of various factors and a Fund’s investments may not keep pace with inflation, which will result in losses to Fund investors or adversely affect the real value of shareholders’ investments in a Fund.
Floating- and variable-rate securities – floating-rate securities have interest rates that vary with changes to a specific measure, such as the Treasury bill rate. Variable-rate securities have interest rates that change at preset times based on the specific measure. Some floating- and variable-rate securities are callable by the issuer, meaning that they can be paid off before their maturity date and the proceeds may be required to be invested in lower-yielding securities that reduce a Fund's income. Like other debt securities, floating- and variable-rate securities are subject to interest rate risk. A Fund will only purchase a floating- or variable-rate security of the same quality as the debt securities it would otherwise purchase.
Investments in other money market mutual funds risk – the NVIT Government Money Market Fund may invest in shares of other money market mutual funds (“money market funds”), including those advised by the Fund’s subadviser, to provide additional liquidity or to achieve higher yields. Like the NVIT Government Money Market Fund, any such other money market funds are subject to Rule 2a-7 of the Investment Company Act of 1940, and invest in a variety of short-term, high quality, dollar-denominated money market instruments. To the extent that the NVIT Government Money Market Fund invests in shares of such other money market funds, its performance is directly tied to the performance of the other money market funds in which it invests. If one of these other money market funds fails to meet its objective, the NVIT Government Money Market Fund’s performance would be negatively affected. There can be no assurance that any such other money market fund will achieve its investment objective. Further, as a shareholder of another money market fund, the NVIT Government Money Market Fund is subject to its proportional share of the other money market fund’s expenses (including applicable management, administration and custodian fees). Therefore, shareholders of the NVIT Government Money Market Fund will be subject indirectly to these expenses in addition to the direct fees and expenses they pay as shareholders of the NVIT Government Money Market Fund. Any such other money market mutual fund will not charge any front-end sales loads, contingent deferred sales charges or Rule 12b-1 fees.
Liquidity risk – the risk that a Fund invests to a greater degree in instruments that trade in lower volumes and makes investments that are less liquid than other investments. Liquidity risk also includes the risk that a Fund makes investments that become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instruments at all. An inability to sell a portfolio position can adversely affect a Fund's value or prevent a Fund from being able to take advantage of other investment opportunities. Liquidity risk also refers to the risk that a Fund will be unable to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell liquid securities at unfavorable times and conditions. Funds that invest in foreign issuers

Risks of Investing in the Funds (cont.)
will be especially subject to the risk that during certain periods, the liquidity of particular issuers, countries or industries, or all securities within particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.
Market risk – the risk that one or more markets in which a Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. In particular, market risk, including political, regulatory, market, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of a Fund's investments. In addition, turbulence in financial markets and reduced liquidity in the markets negatively affect many issuers, which could adversely affect a Fund. These risks will be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts, trade disputes and social unrest or rapid technological developments such as artificial intelligence) adversely interrupt the global economy. Increasingly strained relations between countries, including between the U.S. and traditional allies and/or adversaries, could adversely affect U.S. issuers as well as non-U.S. issuers that rely on the United States for trade. In addition, any spread of an infectious illness, public health threat or similar issue could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the economies of the affected country and other countries with which it does business, which in turn could adversely affect a Fund's investments in that country and other affected countries. In these and other circumstances, such events or developments might affect companies world-wide and therefore can affect the value of a Fund's investments.
Following Russia's invasion of Ukraine in late February 2022, various countries, including the United States, as well as NATO and the European Union, issued broad-ranging economic sanctions against Russia and Belarus. The resulting responses to the military actions (and potential further sanctions in response to continued military activity), the potential for military escalation and other corresponding events, have had, and could continue to have, severe negative effects on regional and global economic and financial markets, including increased volatility, reduced liquidity and overall uncertainty. The negative impacts may be particularly acute in certain sectors including, but not limited to, energy and financials. Russia may take additional counter measures or retaliatory actions (including cyberattacks), which could exacerbate negative consequences on global financial markets. The duration of ongoing hostilities and corresponding sanctions and related events cannot be predicted.
Additionally, in October 2023, armed conflict broke out between Israel and the militant group Hamas after Hamas infiltrated Israel’s southern border from the Gaza Strip. In response, Israel declared war on Hamas and Israeli Defense Forces invaded the Gaza Strip. Actual hostilities, such as the Israel-Hamas war, or the threat of future hostilities in the broader Middle East region, may cause significant volatility and disruption to the securities markets, and adversely affect global energy and financial markets.
The foregoing may result in a negative impact on Fund performance and the value of an investment in the Fund, even beyond any direct investment exposure the Fund may have to Russia, Israel, or the adjoining geographic regions.
Mortgage-backed securities risk – these debt securities represent the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. When interest rates fall, borrowers may refinance or otherwise repay principal on their loans earlier than scheduled. When this happens, certain types of mortgage-backed securities will be paid off more quickly than originally anticipated and a Fund will have to invest the proceeds in securities with lower yields. This risk is known as “prepayment risk.” Prepayment might also occur due to foreclosures on the underlying mortgage loans. When interest rates rise, certain types of mortgage-backed securities will be paid off more slowly than originally anticipated and the value of these securities will fall if the market perceives the securities’ interest rates to be too low for a longer-term investment. This risk is known as “extension risk.” Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other debt securities. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. Through its investments in mortgage-backed securities, including those issued by private lenders, a Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments to their loans. For these reasons, the loans underlying these securities generally have higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for mortgage-backed securities issued by private lenders that contain subprime loans, but a level of risk exists for all loans.
Collateralized mortgage obligations risk – collateralized mortgage obligations exhibit similar risks to those of mortgage-backed securities but also present certain special risks. Collateralized mortgage obligations are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (tranches) with different priority rights to portions of the underlying mortgage payments. Collateralized mortgage obligation

Risks of Investing in the Funds (cont.)
tranches may be specially structured in a manner that provides a variety of investment characteristics, such as yield, effective maturity and interest rate sensitivity. As market conditions change, however, particularly during periods of rapid or unanticipated changes in interest rates, the ability of a collateralized mortgage obligation tranche to provide the anticipated investment characteristics and performance may be significantly reduced. These changes may result in volatility in the market value, and in some instances reduced liquidity, of the collateralized mortgage obligation tranche.
Extension risk – the risk that principal repayments will not occur as quickly as anticipated, causing the expected maturity of a security to increase. Rapidly rising interest rates normally cause prepayments to occur more slowly than expected, thereby lengthening the duration of the securities held by a Fund and making their prices more sensitive to rate changes and more volatile if the market perceives the securities’ interest rates to be too low for a longer-term investment.
Nondiversified fund risk – (NVIT DoubleLine Total Return Tactical Fund) because the Fund may hold larger positions in fewer securities and financial instruments than other funds that are diversified, a single security’s or instrument's increase or decrease in value may have a greater impact on the Fund's value and total return.
Portfolio turnover risk – the portfolio’s investment strategy may involve high portfolio turnover (such as 100% or more). A portfolio turnover rate of 100%, for example, is equivalent to a Fund buying and selling all of its securities once during the course of the year. A high portfolio turnover rate could result in high brokerage costs and an increase in capital gains distributions to a Fund’s shareholders (tax implications for investments in variable insurance contracts typically are deferred during the accumulation phase).
Prepayment and call risk – the risk that as interest rates decline debt issuers will repay or refinance their loans or obligations earlier than anticipated. For example, the issuers of mortgage- and asset-backed securities may repay principal in advance. This forces a Fund to reinvest the proceeds from the principal prepayments at lower interest rates, which reduces a Fund's income.
In addition, changes in prepayment levels can increase the volatility of prices and yields on mortgage- and asset-backed securities. If a Fund pays a premium (a price higher than the principal amount of the bond) for a mortgage- or asset-backed security and that security is prepaid, a Fund may not recover the premium, resulting in a capital loss.
Redemptions risk – a Fund may be an investment option for other mutual funds that are managed as “funds-of-funds.” A fund-of-funds is a type of mutual fund that seeks to meet its investment objective primarily by investing in shares of other mutual funds. As a result, from time to time, a Fund may experience relatively large redemptions or investments. Large or continuous redemptions may increase a Fund's transaction costs and could cause a Fund's operating expenses to be allocated over a smaller asset base, leading to an increase in a Fund's expense ratio. If funds-of-funds or other large shareholders redeem large amounts of shares rapidly or unexpectedly, a Fund may have to sell portfolio securities at times when it would not otherwise do so, which could negatively impact a Fund's net asset value and liquidity.
Repurchase agreements risk – the NVIT Government Money Market Fund may make a short-term loan to a qualified bank or broker-dealer. The Fund buys securities that the seller has agreed to buy back at a specified time and at a set price that includes interest. There is a risk that the seller will be unable to buy back the securities at the time required and the NVIT Government Money Market Fund would experience delays in recovering amounts owed to it.
Risks associated with holding cash –although the NVIT Government Money Market Fund seeks to be fully invested, it at times holds some of its assets in cash, which may hurt the NVIT Government Money Market Fund’s performance.
Sector risk – see “Country or sector risk.”
Selection risk – the risk that the securities selected by a Fund's subadviser(s) will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies.
Sovereign debt risk – the governmental entity that controls the repayment of government debt may not be willing or able to repay the principal and/or pay the interest when it becomes due, due to factors such as political considerations, the relative size of the governmental entity’s debt position in relation to the economy, cash flow problems, insufficient foreign currency reserves, the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies, and/or other national economic factors. Governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling. Further, there is no legal or bankruptcy process by which defaulted government debt may be collected in whole or in part.
U.S. government securities risk – not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the United States. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there is some risk of default by the issuer. Even if a security is backed by the U.S. Treasury or the full faith and credit of the United States, such guarantee applies only to the timely payment of interest and principal. Neither the

Risks of Investing in the Funds (cont.)
U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors will affect the value of U.S. government securities. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future.
Yield risk – There is no guarantee that the NVIT Government Money Market Fund will provide a certain level of income or that any such income will stay ahead of inflation. Further, the NVIT Government Money Market Fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. A low or negative interest rate environment may prevent the NVIT Government Money Market Fund from providing a positive yield or from paying Fund expenses out of current income without impairing the NVIT Government Money Market Fund’s ability to maintain a stable net asset value. On days during which there are net purchases of Fund shares, the NVIT Government Money Market Fund must invest the proceeds at prevailing market yields or hold cash. If the NVIT Government Money Market Fund holds cash, or if the yield of the securities purchased is less than that of the securities already in the portfolio, the NVIT Government Money Market Fund’s yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will likely cause the NVIT Government Money Market Fund’s yield to increase.
Zero coupon bonds risk – these securities pay no interest during the life of the security, and are issued by a wide variety of governmental and corporate issuers. They often are sold at a deep discount. Zero coupon bonds may be subject to greater price changes as a result of changing interest rates than bonds that make regular interest payments; their value tends to grow more during periods of falling interest rates and, conversely, tends to fall more during periods of rising interest rates. Although not traded on a national securities exchange, zero coupon bonds are widely traded by brokers and dealers, and generally are considered liquid. Holders of zero coupon bonds are required by federal income tax laws to pay taxes on the interest, even though such payments are not actually being made. To avoid federal income tax liability, the Fund may have to make distributions to shareholders and may have to sell some assets at inappropriate times in order to generate cash for the distributions.
Loss of money is a risk of investing in the Funds. An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
* * * * * *
Temporary defensive positions – each Fund generally will be fully invested in accordance with its objective and strategies. However, pending investment of cash balances, in anticipation of possible redemptions, or if a Fund's management believes that business, economic, political or financial conditions warrant, each Fund may invest without limit in high-quality fixed-income securities, cash or money market cash equivalents. The use of temporary defensive positions therefore is not a principal strategy, as it prevents each Fund from fully pursuing its investment objective, and the Fund may miss potential market upswings.
Selective Disclosure of Portfolio Holdings
Each Fund posts onto the internet site for the Trust (nationwide.com/mutualfundsnvit) substantially all of its securities holdings as of the end of each month. For each Fund other than the NVIT Government Money Market Fund, such portfolio holdings are available no earlier than 15 calendar days after the end of the previous month, and generally remain available on the internet site until the Fund files its next portfolio holdings report on Form N-CSR or Form N-PORT with the U.S. Securities and Exchange Commission (“SEC”). The NVIT Government Money Market Fund posts onto the Trust's internet site, no later than the fifth business day of each month, a schedule of its investments as of the last business day or subsequent calendar day of the prior month, and will maintain such portfolio holdings information for no less than six months after posting. The NVIT Government Money Market Fund files its portfolio holdings report on Form N-CSR and files monthly reports on Form N-MFP with the SEC. A description of the Funds' policies and procedures regarding the release of portfolio holdings information is available in the Funds' SAI.

Fund Management
Investment Adviser
Nationwide Fund Advisors (“NFA” or “Adviser”), located at One Nationwide Plaza, Columbus, OH 43215, manages the investment of the Funds' assets and supervises the daily business affairs of each Fund. Subject to the oversight of the Board of Trustees, NFA also selects the subadvisers for the Funds, determines the allocation of Fund assets among one or more subadvisers and evaluates and monitors the performance of the subadvisers. Organized in 1999 as an investment adviser, NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc.
Subadvisers
Subject to the oversight of NFA and the Board of Trustees, a subadviser will manage all or a portion of a Fund's assets in accordance with a Fund's investment objective and strategies. With regard to the portion of a Fund's assets allocated to it, each subadviser makes investment decisions for the Fund and, in connection with such investment decisions, places purchase and sell orders for securities. NFA pays each subadviser from the management fee it receives from each Fund.
DOUBLELINE CAPITAL LP (“DOUBLELINE”), located at 2002 N. Tampa Street, Suite 200, Tampa, Florida 33602, is subadviser to the NVIT DoubleLine Total Return Tactical Fund. DoubleLine is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. As of December 31, 2024, DoubleLine had approximately $90.1 billion in assets under management.
DREYFUS (“DREYFUS”), A DIVISION OF MELLON INVESTMENTS CORPORATION (“MIC”), located at 500 Ross Street, Pittsburgh, PA 15219, is the subadviser to the NVIT Government Money Market Fund.
LOOMIS, SAYLES & COMPANY, L.P. (“LOOMIS SAYLES”), located at One Financial Center, Boston, MA 02111, is a subadviser to the NVIT Loomis Core Bond Fund, NVIT Loomis Short Term Bond Fund and NVIT Loomis Short Term High Yield Fund. Loomis Sayles was founded in 1926 and is one of the oldest investment advisory firms in the United States with over $389.3 billion in assets under management as of December 31, 2024.
NATIONWIDE ASSET MANAGEMENT, LLC (“NWAM”), located at One Nationwide Plaza, Columbus, OH 43215, is the subadviser to the NVIT Government Bond Fund. NWAM is a wholly owned subsidiary of Nationwide Mutual Insurance Company (“Nationwide Mutual”) and is an affiliate of the Adviser.
VICTORY CAPITAL MANAGEMENT INC. (“VICTORY CAPITAL”), located at 15935 La Cantera Pkwy, San Antonio, TX 78256, is the subadviser to the NVIT Amundi Multi Sector Bond Fund. Victory Capital is a global asset manager comprised of multiple investment teams, referred to as investment franchises, each of which utilizes an independent approach to investment. The portfolio managers primarily responsible for the day-to-day management of the Fund are members of Victory Capital’s Pioneer Investments investment franchise.
Management Fees
Each Fund pays NFA a management fee based on the Fund’s average daily net assets. The total management fee paid by each Fund for the fiscal year ended December 31, 2024, expressed as a percentage of each Fund’s average daily net assets and taking into account any applicable fee waivers or reimbursements, was as follows:
Fund	Actual Management Fee Paid
NVIT Amundi Multi Sector Bond Fund	0.57%
NVIT Doubleline Total Return Tactical Fund	0.46%
NVIT Government Bond Fund	0.48%
NVIT Government Money Market Fund	0.25%
NVIT Loomis Core Bond Fund	0.39%
NVIT Loomis Short Term Bond Fund	0.34%
NVIT Loomis Short Term High Yield Fund	0.60%

NFA may voluntarily waive and/or reimburse additional fees to the extent necessary to assist the NVIT Government Money Market Fund in attempting to maintain a positive yield. Any waivers and reimbursements are voluntary and could change or be terminated at any time at the discretion of NFA. There is no guarantee that the NVIT Government Money Market Fund will maintain a positive yield.
A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory and subadvisory agreements for the Funds is in the Funds' reports filed on Form N-CSR, which cover the period ending December 31, 2024. The reports are filed with the U.S. Securities and Exchange Commission, portions of which are available on the Funds' website.
Portfolio Management
NVIT Amundi Multi Sector Bond Fund
The Fund is managed by Jonathan M. Duensing, CFA, Kenneth J. Monaghan, and Jeffrey C. Galloway, CFA who are responsible for the day-to-day portfolio management of the Fund.
Mr. Duensing is Head of Fixed Income, US and Senior Portfolio Manager of Pioneer Investments. He joined Victory Capital in 2025, and the predecessor investment adviser in 1996.
Mr. Monaghan is Managing Director, Co-Director of Global High Yield and Portfolio Manager of Pioneer Investments. He joined Victory Capital in 2025, and the predecessor investment adviser in 2014.

Fund Management (cont.)
Mr. Galloway is Senior Vice President, Portfolio Manager, and Senior Credit Analyst of Pioneer Investments. He joined Victory Capital in 2025, and the predecessor investment adviser in 2006.
NVIT DoubleLine Total Return Tactical Fund
Jeffrey E. Gundlach, and Jeffrey J. Sherman, CFA, are jointly responsible for the day-to-day management of the Fund, including the selection of the Fund’s investments.
Mr. Gundlach co-founded DoubleLine and has been the Chief Executive Officer and Chief Investment Officer of DoubleLine since its inception in 2009.
Mr. Sherman joined DoubleLine in 2009, and has been the Deputy Chief Investment Officer of DoubleLine since June 2016. He has been a Portfolio Manager of DoubleLine since September 2010.
NVIT Government Bond Fund
Chad W. Finefrock, CFA, and Nicholas J. Kern, CFA, are co-portfolio managers with joint responsibility for the day-to-day management of the Fund, including the selection of the Fund’s investments.
Mr. Finefrock joined Nationwide Mutual, the parent company of NWAM, in 1997. He is a Senior Investment Professional and is responsible for trading U.S. Treasury securities, U.S. government agency debt securities and short-term instruments for Nationwide Mutual and its affiliates.
Mr. Kern joined Nationwide Mutual, the parent company of NWAM, in 2000. He is a Senior Investment Professional and is responsible for underwriting, trading, surveillance and portfolio management of agency and non-agency residential mortgage-backed securities portfolios for Nationwide Mutual and its affiliates.
NVIT Loomis Core Bond Fund
Christopher T. Harms, Clifton V. Rowe, CFA, and Daniel Conklin, CFA, are Co-Portfolio Managers of the Fund and are responsible for the day-to-day management of the Fund, including the selection of the Fund’s investments. Ian Anderson and Barath W. Sankaran, CFA, are solely responsible for managing the MBS portion of the Fund.
Mr. Harms is a Portfolio Manager and Co-Head of the Relative Return Team at Loomis Sayles, joined Loomis Sayles in 2010, and has 44 years of investment industry experience.
Mr. Rowe, CFA, is a Portfolio Manager for the Relative Return Team and Mortgage and Structured Finance Team at Loomis Sayles, joined Loomis Sayles in 1992, and has 32 years of investment industry experience.
Mr. Conklin, CFA, is a Portfolio Manager for the Relative Return Team at Loomis Sayles, joined Loomis Sayles in 2012, and has 14 years of investment industry experience.
Mr. Anderson is the Agency MBS Strategist for the Mortgage and Structured Finance Team at Loomis Sayles. He is lead Portfolio Manager for the dedicated Agency MBS strategies and a co-Agency MBS Portfolio Manager for the Loomis Sayles Core Plus Bond Fund, joined Loomis Sayles in 2011, and has over 26 years of investment industry experience.
Mr. Sankaran, CFA, is a member of the Mortgage and Structured Finance Team at Loomis Sayles. He is also co-Portfolio Manager for the dedicated Agency MBS strategies and a co-Agency MBS Portfolio Manager for the Loomis Sayles Core Plus Bond Fund, joined Loomis Sayles in 2009, and has over 15 years of investment industry experience.
NVIT Loomis Short Term Bond Fund
Christopher T. Harms, Clifton V. Rowe, CFA, and Daniel Conklin, CFA are co-portfolio managers of the Fund and are responsible for the day-to-day management of the Fund, including the selection of the Fund’s investments.
Mr. Harms is a Portfolio Manager and Co-Head of the Relative Return Team at Loomis Sayles, joined Loomis Sayles in 2010, and has 44 years of investment industry experience.
Mr. Rowe is a Portfolio Manager for the Relative Return Team and Mortgage Structured Finance Team at Loomis Sayles, joined Loomis Sayles in 1992, and has 32 years of investment industry experience.
Mr. Conklin is a Portfolio Manager for the Relative Return Team at Loomis Sayles, joined Loomis Sayles in 2012, and has 14 years of investment industry experience.
NVIT Loomis Short Term High Yield Fund
Matthew J. Eagen, CFA, Peter S. Sheehan, Christopher J. Romanelli, CFA, Stephen M. LaPlante, CFA and Alessandro Pagani, CFA are co-portfolio managers of the Fund and are responsible for the day-to-day management of the Fund, including the selection of the Fund’s investments.
Mr. Eagan is a Portfolio Manager and Head of the Full Discretion Team at Loomis Sayles. He joined Loomis Sayles in 1997 and has 34 years of investment industry experience.
Mr. Sheehan is a Portfolio Manager on the Full Discretion Team at Loomis Sayles. He joined Loomis Sayles in 2012 and has 17 years of investment industry experience.
Mr. Romanelli is a Portfolio Manager on the Full Discretion Team at Loomis Sayles. He joined Loomis Sayles in 2010 and has 19 years of investment industry experience.

Fund Management (cont.)
Mr. LaPlante is a Portfolio Manager and Securitized Strategist on the Mortgage and Structured Finance Team at Loomis Sayles. He joined Loomis Sayles in 2017 and has 15 years of investment industry experience.
Mr. Pagani is a Portfolio Manager and Head of the Mortgage and Structured Finance Team at Loomis Sayles. He joined Loomis Sayles in 2008 and has 27 years of investment industry experience.
Additional Information about the Portfolio Managers
The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund(s) managed by the portfolio manager, if any.
Manager-of-Managers Structure
The Adviser and the Trust have received two exemptive orders from the U.S. Securities and Exchange Commission for a manager-of-managers structure. The first order allows the Adviser, subject to the approval of the Board of Trustees, to hire, replace or terminate a subadviser (excluding hiring a subadviser which is an affiliate of the Adviser) without the approval of shareholders. The first order also allows the Adviser to revise a subadvisory agreement with an unaffiliated subadviser with the approval of the Board of Trustees but without shareholder approval. The second order allows the aforementioned approvals to be taken at a Board of Trustees meeting held via any means of communication that allows the Trustees to hear each other simultaneously during the meeting.
If a new unaffiliated subadviser is hired for a Fund, shareholders will receive information about the new subadviser within 90 days of the change. The exemptive orders allow the Funds greater flexibility, enabling them to operate more efficiently.
Pursuant to the exemptive orders, the Adviser monitors and evaluates any subadvisers, which includes the following:
●performing initial due diligence on prospective Fund subadvisers;
●monitoring subadviser performance, including ongoing analysis and periodic consultations;
●communicating performance expectations and evaluations to the subadvisers;
●making recommendations to the Board of Trustees regarding renewal, modification or termination of a subadviser’s contract and
●selecting Fund subadvisers.
The Adviser does not expect to recommend subadviser changes frequently. The Adviser periodically provides written reports to the Board of Trustees regarding its evaluation and monitoring of each subadviser. Although the Adviser monitors each subadviser’s performance, there is no certainty that any subadviser or a Fund will obtain favorable results at any given time.

Investing with Nationwide Funds
Choosing a Share Class
Shares of series of the Trust (the “Funds”) are currently sold to separate accounts of insurance companies, including Nationwide Life Insurance Company, Jefferson National Life Insurance Company and their affiliated life insurance companies (collectively, “Nationwide”) to fund benefits payable under variable insurance contracts. The Trust currently issues Class I, Class II, Class IV, Class V, Class VIII, Class D, Class P, Class X, Class Y and Class Z shares. Each Fund offers only certain share classes; therefore, many share classes are not available for certain Funds.
Insurance companies, including Nationwide, that provide additional services entitling them to receive 12b-1 fees may sell Class D, Class P, Class II, Class VIII and Class Z shares. Class D shares are offered solely to insurance companies that are not affiliated with Nationwide. Class Y shares are sold to other mutual funds, such as “funds-of-funds” that invest in the Funds, and to separate accounts of insurance companies that offer Class Y shares to their contract owners. Class IV shares are sold generally to separate accounts of Nationwide previously offering shares of the Market Street Fund portfolios (prior to April 28, 2003). Class V shares are currently sold to certain separate accounts of Nationwide to fund benefits payable under corporate owned life insurance (“COLI”) contracts. Shares of the Funds are not sold to individual investors.
The separate accounts purchase shares of a Fund in accordance with variable account allocation instructions received from owners of the variable insurance contracts. A Fund then uses the proceeds to buy securities for its portfolio.
Because variable insurance contracts may have different provisions with respect to the timing and method of purchases and exchanges, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.
Please check with Nationwide to determine if a Fund is available under your variable insurance contract. In addition, a particular class of a Fund may not be available under your specific variable insurance contract. The prospectus of the separate account for the variable insurance contract shows the classes available to you, and should be read in conjunction with this Prospectus.
The Funds currently do not foresee any disadvantages to the owners of variable insurance contracts arising out of the fact that the Funds may offer their shares to both variable annuity and variable life insurance policy separate accounts, and to the separate accounts of various other insurance companies to fund benefits of their variable insurance contracts. Nevertheless, the Board of Trustees will monitor any material irreconcilable conflicts which may arise (such as those arising from tax or other differences), and determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in one or more of the Funds. This might force a Fund to sell its securities at disadvantageous prices.
The distributor for the Funds is Nationwide Fund Distributors LLC (“NFD” or the “Distributor”).
Purchase Price
The purchase price of each share of a Fund is its net asset value (“NAV”) next determined after the order is received by the Fund or its agents. No sales charge is imposed on the purchase of a Fund’s shares; however, your variable insurance contract may impose a sales charge. Generally, net assets are based on the market value of the securities and other assets owned by a Fund, less its liabilities. The NAV for a class is determined by dividing the total market value of the securities and other assets of a Fund allocable to such class, less the liabilities allocable to that class, by the total number of that class’s outstanding shares.
In calculating the NAV for the NVIT Government Money Market Fund, the Fund’s securities are valued at amortized cost, which approximates market value, in an effort to maintain a stable NAV of $1 per share in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).
NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) (“Exchange”) on each day the Exchange is open for trading. Each Fund may reject any order to buy shares and may suspend the sale of shares at any time.
The Funds do not calculate NAV on the following days:
●New Year’s Day
●Martin Luther King Jr. Day
●Presidents’ Day
●Good Friday
●Memorial Day
●Juneteenth National Independence Day
●Independence Day
●Labor Day
●Thanksgiving Day
●Christmas Day
●Other days when the Exchange is closed.
To the extent that a Fund’s investments are traded in markets that are open when the Exchange is closed, the value of a Fund’s investments may change on days when shares cannot be purchased or redeemed.
Fair Value Pricing
The Board of Trustees and the Adviser have adopted joint Valuation Procedures governing the method by which individual portfolio securities held by the Funds are valued

Investing with Nationwide Funds (cont.)
in order to determine each Fund’s NAV. The Valuation Procedures provide that debt and other fixed-income securities are generally valued at the bid evaluation price provided by a third-party pricing service.
Securities for which market-based quotations are either not readily available (e.g., a third-party pricing service does not provide a value) or are deemed unreliable, in the judgment of the Adviser, are valued at fair value in good faith by the Adviser. The Board of Trustees has designated the Adviser as “valuation designee” to perform fair value determinations for all of the Funds' investments pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, subject to the general oversight of the Board of Trustees.
In addition, fair value determinations are required for securities whose value is affected by a significant event (as defined below) that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Funds’ NAVs. A “significant event” is defined by the Valuation Procedures as an event that materially affects the value of a security that occurs after the close of the principal market on which such security trades but before the calculation of a Fund’s NAV. Significant events that could affect individual portfolio securities may include corporate actions such as reorganizations, mergers and buy-outs, corporate announcements on earnings, significant litigation, regulatory news such as government approvals and news relating to natural disasters affecting an issuer’s operations. Significant events that could affect a large number of securities in a particular market may include significant market fluctuations, market disruptions or market closings, governmental actions or other developments, or natural disasters or armed conflicts that affect a country or region.
By fair valuing a security whose price may have been affected by significant events or by news after the last market pricing of the security, each Fund attempts to establish a price that would be received to sell the security (or paid to transfer a liability) in an orderly transaction between market participants at the measurement date. The fair value of one or more of the securities in a Fund’s portfolio which is used to determine a Fund’s NAV could be different from the actual value at which those securities could be sold in the market. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in a Fund.
Due to the time differences between the closings of the relevant foreign securities exchanges and the time that a Fund’s NAV is calculated, a Fund may fair value its foreign investments more frequently than it does other securities. When fair value prices are utilized, these prices will attempt to reflect the impact of the financial markets’ perceptions and trading activities on a Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. The fair values assigned to a Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. Because certain of the securities in which a Fund may invest may trade on days when the Fund does not price its shares, the value of the Fund’s investments may change on days when shareholders will not be able to purchase or redeem their shares.
These procedures are intended to help ensure that the prices at which a Fund’s shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders. In the event a Fund fair values its securities using the fair valuation procedures described above, the Fund’s NAV may be higher or lower than would have been the case if the Fund had not used such procedures.
The NVIT Government Money Market Fund’s securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 of the Investment Company Act of 1940.
Subject to oversight by the Board of Trustees, the Adviser, as “valuation designee,” performs fair value determinations of Fund investments. In addition, the Adviser, as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of a Fund's investments; establishing and applying fair value methodologies; testing the appropriateness of fair value methodologies; and overseeing and evaluating third-party pricing services. The Adviser has established a fair value committee to assist with its designated responsibilities as valuation designee.
In-Kind Purchases
Each Fund may accept payment for shares in the form of securities that are permissible investments for such Fund.
Selling Shares
Shares may be sold (redeemed) at any time, subject to certain restrictions described below. The redemption price is the NAV per share next determined after the order is received by the Fund or its agent. Of course, the value of the shares redeemed may be more or less than their original purchase price depending upon the market value of a Fund’s investments at the time of the redemption.
Because variable insurance contracts may have different provisions with respect to the timing and method of redemptions, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.
Under normal circumstances, a Fund expects to satisfy redemption requests through the sale of investments held in cash or cash equivalents.  However, a Fund may also use

Investing with Nationwide Funds (cont.)
the proceeds from the sale of portfolio securities or a bank line of credit to meet redemption requests if consistent with management of the Fund, or in stressed market conditions.  Under extraordinary circumstances, a Fund, in its sole discretion, may elect to honor redemption requests by transferring some of the securities held by the Fund directly to an account holder as a redemption in-kind.  If an account holder receives securities in a redemption in-kind, the account holder may incur brokerage costs, taxes or other expenses in converting the securities to cash (although tax implications for investments in variable insurance contracts are typically deferred during the accumulation phase). Securities received from in-kind redemptions are subject to market risk until they are sold. For more about the Funds’ ability to make a redemption in-kind, as well as how redemptions in-kind are effected, see the SAI.
Restrictions on Sales
Shares of a Fund may not be redeemed or a Fund may delay paying the proceeds from a redemption when the Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or an emergency exists (as determined by the SEC). In addition, in accordance with applicable legal requirements, the NVIT Government Money Market Fund may suspend redemptions if:
●the Fund, at the end of a business day, has invested less than ten percent of its total assets in weekly liquid assets or the Fund’s price per share as computed for the purpose of distribution, redemption and repurchase, rounded to the nearest one percent, has deviated from the stable price established by the Board of Trustees or the Board of Trustees, including a majority of its non-interested Trustees, determines that such a deviation is likely to occur;
●the Board of Trustees, including a majority of non-interested Trustees, irrevocably has approved the liquidation of the Fund and
●the Fund, prior to suspending redemptions, notifies the SEC of its decision to liquidate and suspend redemptions.
Subject to the provisions of the variable insurance contracts, a Fund may delay forwarding the proceeds of your redemption for up to 7 days after receipt of such redemption request. Such proceeds may be delayed if the investor redeeming shares is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect a Fund.
Excessive or Short-Term Trading
Each Fund (except the NVIT Government Money Market Fund) seeks to discourage excessive or short-term trading (often described as “market timing”). Excessive trading
(either frequent exchanges between Funds or redemptions and repurchases of Funds within a short time period) may:
●disrupt portfolio management strategies;
●increase brokerage and other transaction costs and
●negatively impact Fund performance for all variable insurance contract owners indirectly investing in a Fund.
A Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar amount, number and frequency of trades in Fund shares and other factors. Funds that invest in foreign securities may be at greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in the Fund’s NAV (referred to as “arbitrage market timing”). Arbitrage market timing may also be attempted in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices.
The Board of Trustees has adopted the following policies with respect to excessive short-term trading in all classes of the Funds (except the NVIT Government Money Market Fund). The Board of Trustees has not adopted policies with respect to excessive or short-term trading for the NVIT Government Money Market Fund because it is offered as a cash management vehicle for liquidity and is expected to be purchased and sold frequently.
Monitoring of Trading Activity
It is difficult for the Funds to monitor short-term trading because the insurance company separate accounts that invest in the Funds typically aggregate the trades of all of their respective contract holders into a single purchase, redemption or exchange transaction. Additionally, most insurance companies combine all of their contract holders’ investments into a single omnibus account in each Fund. Therefore, the Funds typically cannot identify, and thus cannot successfully prevent, short-term trading by an individual contract holder within that aggregated trade or omnibus account but must rely instead on the insurance company to monitor its individual contract holder trades to identify individual short-term traders.
Subject to the limitations described above, each Fund (except the NVIT Government Money Market Fund) does, however, monitor significant cash flows into and out of the Fund and, when unusual cash flows are identified, will request that the applicable insurance company investigate

Investing with Nationwide Funds (cont.)
the activity, inform the Fund whether or not short-term trading by an individual contract holder is occurring and take steps to prevent future short-term trades by such contract holder.
With respect to the Nationwide variable insurance contracts which offer the Funds, Nationwide monitors redemption and repurchase activity, and as a general matter, Nationwide currently limits the number and frequency of trades as set forth in the Nationwide separate account prospectus. Other insurance companies may employ different policies or provide different levels of cooperation in monitoring trading activity and complying with Fund requests.
Restrictions on Transactions
As described above, each insurance company has its own policies and restrictions on short-term trading. Additionally, the terms and restrictions on short-term trading may vary from one variable insurance contract to another even among those contracts issued by the same insurance company. Therefore, contract holders should consult their own variable insurance contract for the specific short-term trading periods and restrictions.
Whenever a Fund is able to identify short-term trades and/or traders, such Fund has broad authority to take discretionary action against market timers and against particular trades. As described above, however, the Fund typically requires the assistance of the insurance company to identify such short-term trades and traders. In the event the Fund cannot identify and prevent such trades, these may result in increased costs to all Fund shareholders as described below. When identified, a Fund has sole discretion to:
●restrict or reject purchases or exchanges that it or its agents believe constitute excessive trading and
●reject purchases or exchanges that violate a Fund’s excessive trading policies or its exchange limits.
Distribution and Services Plans
Because distribution and services fees are paid out of a Fund’s assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of charges.
Distribution Plan
In addition to expenses that may be imposed by variable insurance contracts, the Trust has adopted a Distribution Plan under Rule 12b-1 of the 1940 Act, which permits the Funds to compensate the Distributor for expenses associated with distributing and selling Class II and Class P shares of a Fund and providing shareholder services. Under the Distribution Plan, a Fund pays the Distributor from its Class II or Class P shares a fee that is accrued daily and paid monthly (“Rule 12b-1 fees”). The amount of this fee shall not exceed an annual amount of 0.25% of the average daily net assets of a Fund’s Class II or Class P shares. The Distribution Plan may be terminated at any time as to any share class of a Fund, without payment of any penalty, by a vote of a majority of the outstanding voting securities of that share class.
Administrative Services Plan
Class I, Class II, Class IV and Class V shares of the Funds are subject to fees pursuant to an Administrative Services Plan (the “Plan”) adopted by the Trust. These fees are paid by a Fund to insurance companies or their affiliates (including those that are affiliated with Nationwide) who provide administrative support services to variable insurance contract holders on behalf of the Funds and are based on the average daily net assets of the applicable share class. Under the Plan, a Fund may pay an insurance company or its affiliates a maximum annual fee of 0.25% with respect to Class I and Class II shares, 0.20% with respect to Class IV shares, and 0.10% with respect to Class V shares; however, many insurance companies do not charge the maximum permitted fee or even a portion thereof. Class P and Class Y shares do not pay an administrative services fee.
For the current fiscal year, administrative services fees for the Funds, expressed as a percentage of the share class’s average daily net assets, are estimated to be as follows:
NVIT Amundi Multi Sector Bond Fund Class I shares: 0.15%.
NVIT Doubleline Total Return Tactical Fund Class I and Class II shares: 0.25% and 0.25%, respectively.
NVIT Government Bond Fund Class I, Class II and Class IV shares: 0.15%, 0.15% and 0.15%, respectively.
NVIT Government Money Market Fund Class I, Class II, Class IV and Class V shares: 0.15%, 0.15%, 0.15% and 0.10%, respectively.
NVIT Loomis Core Bond Fund Class I and Class II shares: 0.15% and 0.15%, respectively.
NVIT Loomis Short Term Bond Fund Class I and Class II shares: 0.15% and 0.15%, respectively.
NVIT Loomis Short Term High Yield Fund Class I shares: 0.15%.
Revenue Sharing
NFA and/or its affiliates (collectively, “Nationwide Investment Management Group” or “NIMG”) often make payments for marketing, promotional or related services provided by:
●insurance companies that offer subaccounts in the Funds as underlying investment options in variable annuity contracts or

Investing with Nationwide Funds (cont.)
●broker-dealers and other financial intermediaries that sell variable insurance contracts that include such investment options.
These payments are often referred to as “revenue sharing payments.” The existence or level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the insurance company, broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of some or all of the Funds on a recommended or preferred list, access to an intermediary’s personnel and other factors. Revenue sharing payments are paid from NIMG’s own legitimate profits and other of its own resources (not from the Funds’) and may be in addition to any Rule 12b-1 payments or administrative services payments that are paid. Because revenue sharing payments are paid by NIMG, and not from the Funds’ assets, the amount of any revenue sharing payments is determined by NIMG.
In addition to the revenue sharing payments described above, NIMG may offer other incentives to sell variable insurance contract separate accounts in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary’s personnel, and/or entertainment or meals. These payments may also include, at the direction of a retirement plan’s named fiduciary, amounts to a retirement plan intermediary to offset certain plan expenses or otherwise for the benefit of plan participants and beneficiaries.
The recipients of such incentives may include:
●affiliates of NFA;
●broker-dealers and other financial intermediaries that sell such variable insurance contracts and
●insurance companies, such as Nationwide, that include shares of the Funds as underlying subaccount options.
Payments may be based on current or past sales of separate accounts investing in shares of the Funds, current or historical assets, or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an insurance company or intermediary or their employees or associated persons to:
●recommend a particular variable insurance contract or specific subaccounts representing shares of a Fund instead of recommending options offered by competing insurance companies or
●sell shares of a Fund instead of shares of funds offered by competing fund families.
Notwithstanding the revenue sharing payments described above, NFA and all subadvisers to the Trust are prohibited from considering a broker-dealer’s sale of any of the Trust’s shares, or the inclusion of the Trust’s shares in an insurance contract provided by an insurance affiliate of the broker-
dealer, in selecting such broker-dealer for the execution of Fund portfolio transactions.
Fund portfolio transactions nevertheless may be effected with broker-dealers who coincidentally may have assisted customers in the purchase of variable insurance contracts that feature subaccounts in the Funds’ shares issued by Nationwide Life Insurance Company, Nationwide Life & Annuity Insurance Company, Jefferson National Life Insurance Company or Jefferson National Life Insurance Company of New York, affiliates of NFA, although neither such assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or disqualifying factor in NFA’s or a subadviser’s selection of such broker-dealer for portfolio transaction execution.
The insurance company that provides your variable insurance contract may also make similar revenue sharing payments to broker-dealers and other financial intermediaries in order to promote the sale of such insurance contracts. Contact your insurance provider and/or financial intermediary for details about revenue sharing payments it may pay or receive.

Distributions and Taxes
Dividends and Distributions
Each Fund intends to elect and qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to the insurance company separate accounts. Each Fund expects to declare and distribute all of its net investment income, if any, as dividends quarterly. The NVIT Government Money Market Fund expects to declare dividends daily and distribute all of its net investment income, if any, monthly. Each Fund will distribute net realized capital gains, if any, at least annually. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution. Each Fund automatically reinvests any capital gains and income dividends in additional shares of the Fund unless the insurance company has requested in writing to receive such dividends and distributions in cash.
Tax Status
Shares of the Funds must be purchased through separate accounts used to fund variable insurance contracts. As a result, it is anticipated that any income dividends or capital gains distributed by a Fund will be exempt from current taxation by contract holders if left to accumulate within a separate account. Withdrawals from such contracts may be subject to ordinary income tax and, if made before age 59 1∕2, a 10% penalty tax. Investors should ask their own tax advisors for more information on their tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which shares of the Funds are offered.
Please refer to the SAI for more information regarding the tax treatment of the Funds.
This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice. Contract owners should consult their own tax professional about their tax situation.

Additional Information
The Trust enters into contractual arrangements with various parties (collectively, “service providers”), including, among others, the Funds' investment adviser, subadviser(s), shareholder service providers, custodian(s), securities lending agent, fund administration and accounting agents, transfer agent and distributor, who provide services to the Funds. Shareholders and contract holders are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders or contract holders any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.
This Prospectus provides information concerning the Trust and the Funds that you should consider in determining whether to purchase shares of the Funds. Neither this Prospectus, nor the related SAI, is intended, or should be read, to be or to give rise to an agreement or contract between the Trust or the Funds and any shareholder or contract holder or to give rise to any rights to any shareholder, contract holder or other person other than any rights under federal or state law that may not be waived.

Financial Highlights
The financial highlights tables are intended to help you understand the Funds' financial performance for the past five years ended December 31 or, if a Fund or a class has not been in operation for five years, for the life of that Fund or class. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). THE TOTAL RETURNS DO NOT INCLUDE CHARGES THAT ARE IMPOSED BY VARIABLE INSURANCE CONTRACTS. IF THESE CHARGES WERE REFLECTED, RETURNS WOULD BE LOWER THAN THOSE SHOWN. Information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, is included in the Funds' reports filed on Form N-CSR, which are filed with the U.S. Securities and Exchange Commission and are available on the Funds'
website.

FINANCIAL HIGHLIGHTS: NVIT AMUNDI MULTI SECTOR BOND FUND
Selected data for each share of capital outstanding throughout the periods indicated
		Operations			Distributions						Ratios/Supplemental Data
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(b)(c)	Net Assets, End of Period (In Thousands)	Ratio of Expenses to Average Net Assets(d)	Ratio of Net Investment Income to Average Net Assets(d)	Ratio of Expenses (Prior to Reimburse- ments) to Average Net Assets(d)	Portfolio Turnover(b)
Class I Shares
12/31/2024	$8.36	$0.59	$0.27	$0.86	$(0.57)	$—	$—	$(0.57)	$8.65	10.34%	$280,843	0.81%	6.75%	0.81%	276.07%
12/31/2023	8.61	0.59	0.13	0.72	(0.44)	(0.49)	(0.04)	(0.97)	8.36	8.70%	237,036	0.80%	6.71%	0.80%	66.00%
12/31/2022	9.15	0.45	(0.66)	(0.21)	(0.33)	—	—	(0.33)	8.61	(2.30)%	226,194	0.82%	5.08%	0.82%	73.91%
12/31/2021	9.20	0.40	0.08	0.48	(0.53)	—	—	(0.53)	9.15	5.24%	276,178	0.82%	4.23%	0.82%	89.90%
12/31/2020	9.14	0.40	(0.03)	0.37	(0.31)	—	—	(0.31)	9.20	4.06%	275,487	0.83%	4.61%	0.83%	101.62%
Amounts designated as “—” are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.

FINANCIAL HIGHLIGHTS: NVIT DOUBLELINE TOTAL RETURN TACTICAL FUND
Selected data for each share of capital outstanding throughout the periods indicated
		Operations			Distributions						Ratios/Supplemental Data
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(b)(c)	Net Assets, End of Period (In Thousands)	Ratio of Expenses to Average Net Assets(d)	Ratio of Net Investment Income to Average Net Assets(d)	Ratio of Expenses (Prior to Reimburse- ments) to Average Net Assets(d)(e)	Portfolio Turnover(b)(f)
Class I Shares
12/31/2024	$8.74	$0.41	$(0.07)	$0.34	$(0.72)	$—	$(0.10)	$(0.82)	$8.26	3.69%(g)	$5	0.57%	4.67%	0.70%	99.10%
12/31/2023	8.54	0.29	0.21	0.50	(0.30)	—	—	(0.30)	8.74	6.02%(g)	5	0.57%	3.36%	0.67%	83.14%
12/31/2022	10.12	0.29	(1.58)	(1.29)	(0.29)	—	—	(0.29)	8.54	(12.75)%(g)	5	0.59%	3.12%	0.70%	103.94%
12/31/2021	10.41	0.22	(0.22)	—	(0.26)	(0.03)	—	(0.29)	10.12	(0.04)%	6	0.62%	2.16%	0.73%	113.27%
12/31/2020	10.05	0.21	0.17	0.38	(0.02)	—	—	(0.02)	10.41	3.83%	6	0.83%	2.11%	0.95%	48.77%
Class II Shares
12/31/2024	8.51	0.37	(0.09)	0.28	(0.69)	—	(0.09)	(0.78)	8.01	3.18%	47,827	0.98%	4.28%	1.22%	99.10%
12/31/2023	8.32	0.26	0.20	0.46	(0.27)	—	—	(0.27)	8.51	5.66%	34,205	0.98%	3.02%	1.19%	83.14%
12/31/2022	9.88	0.25	(1.55)	(1.30)	(0.26)	—	—	(0.26)	8.32	(13.21)%	26,805	0.98%	2.74%	1.20%	103.94%
12/31/2021	10.18	0.18	(0.22)	(0.04)	(0.23)	(0.03)	—	(0.26)	9.88	(0.45)%	24,995	0.98%	1.77%	1.20%	113.27%
12/31/2020	10.04	0.20	0.18	0.38	(0.24)	—	—	(0.24)	10.18	3.74%	18,236	0.98%	2.00%	1.20%	48.77%
Class Y Shares
12/31/2024	8.53	0.40	(0.08)	0.32	(0.73)	—	(0.10)	(0.83)	8.02	3.63%	40,895	0.58%	4.58%	0.70%	99.10%
12/31/2023	8.34	0.28	0.22	0.50	(0.31)	—	—	(0.31)	8.53	6.05%	153,919	0.58%	3.32%	0.69%	83.14%
12/31/2022	9.90	0.28	(1.55)	(1.27)	(0.29)	—	—	(0.29)	8.34	(12.84)%	151,298	0.58%	3.12%	0.70%	103.94%
12/31/2021	10.19	0.22	(0.22)	—	(0.26)	(0.03)	—	(0.29)	9.90	—%	178,754	0.58%	2.20%	0.70%	113.27%
12/31/2020	10.05	0.24	0.17	0.41	(0.27)	—	—	(0.27)	10.19	4.09%	180,343	0.58%	2.40%	0.70%	48.77%
Amounts designated as “—” are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

FINANCIAL HIGHLIGHTS: NVIT GOVERNMENT BOND FUND
Selected data for each share of capital outstanding throughout the periods indicated
		Operations			Distributions						Ratios/Supplemental Data
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(b)(c)	Net Assets, End of Period (In Thousands)	Ratio of Expenses to Average Net Assets(d)	Ratio of Net Investment Income to Average Net Assets(d)	Ratio of Expenses (Prior to Reimburse- ments) to Average Net Assets(d)(e)	Portfolio Turnover(b)(f)
Class I Shares
12/31/2024	$9.47	$0.30	$(0.20)	$0.10	$(0.32)	$—	$(0.32)	$9.25	1.03%	$272,089	0.70%	3.17%	0.72%	56.85%
12/31/2023	9.30	0.26	0.17	0.43	(0.26)	—	(0.26)	9.47	4.70%	343,593	0.69%	2.71%	0.70%	73.73%
12/31/2022	10.87	0.19	(1.55)	(1.36)	(0.21)	—	(0.21)	9.30	(12.55)%	320,262	0.70%	1.92%	0.71%	68.52%
12/31/2021	11.29	0.14	(0.37)	(0.23)	(0.19)	—	(0.19)	10.87	(2.08)%	403,595	0.70%	1.27%	0.71%	73.45%
12/31/2020	10.87	0.19	0.47	0.66	(0.24)	—	(0.24)	11.29	6.08%	428,406	0.69%	1.65%	0.71%	59.09%
Class II Shares
12/31/2024	9.45	0.28	(0.20)	0.08	(0.30)	—	(0.30)	9.23	0.81%	6,363	0.95%	2.92%	0.97%	56.85%
12/31/2023	9.28	0.23	0.18	0.41	(0.24)	—	(0.24)	9.45	4.44%	6,364	0.94%	2.45%	0.95%	73.73%
12/31/2022	10.83	0.16	(1.54)	(1.38)	(0.17)	—	(0.17)	9.28	(12.74)%	6,766	0.95%	1.66%	0.96%	68.52%
12/31/2021	11.26	0.11	(0.37)	(0.26)	(0.17)	—	(0.17)	10.83	(2.36)%	9,637	0.95%	1.01%	0.96%	73.45%
12/31/2020	10.82	0.16	0.47	0.63	(0.19)	—	(0.19)	11.26	5.79%	7,380	0.94%	1.41%	0.96%	59.09%
Class IV Shares
12/31/2024	9.46	0.30	(0.20)	0.10	(0.32)	—	(0.32)	9.24	1.03%	8,648	0.70%	3.16%	0.72%	56.85%
12/31/2023	9.29	0.25	0.18	0.43	(0.26)	—	(0.26)	9.46	4.71%	9,134	0.69%	2.70%	0.70%	73.73%
12/31/2022	10.86	0.19	(1.55)	(1.36)	(0.21)	—	(0.21)	9.29	(12.56)%	9,293	0.70%	1.92%	0.71%	68.52%
12/31/2021	11.28	0.14	(0.37)	(0.23)	(0.19)	—	(0.19)	10.86	(2.08)%	12,096	0.70%	1.27%	0.71%	73.45%
12/31/2020	10.86	0.19	0.47	0.66	(0.24)	—	(0.24)	11.28	6.09%	12,283	0.69%	1.65%	0.71%	59.09%
Class Y Shares
12/31/2024	9.45	0.31	(0.19)	0.12	(0.34)	—	(0.34)	9.23	1.18%(g)	5	0.56%	3.31%	0.56%	56.85%
12/31/2023	9.27	0.27	0.18	0.45	(0.27)	—	(0.27)	9.45	4.98%(g)	5	0.54%	2.86%	0.54%	73.73%
12/31/2022	10.84	0.20	(1.55)	(1.35)	(0.22)	—	(0.22)	9.27	(12.45)%(g)	5	0.56%	2.01%	0.56%	68.52%
12/31/2021	11.28	0.15	(0.39)	(0.24)	(0.20)	—	(0.20)	10.84	(2.11)%(g)	6	0.56%	1.38%	0.56%	73.45%
12/31/2020	10.87	0.20	0.47	0.67	(0.26)	—	(0.26)	11.28	6.15%	6	0.56%	1.73%	0.56%	59.09%
Amounts designated as “—” are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

FINANCIAL HIGHLIGHTS: NVIT GOVERNMENT MONEY MARKET FUND
Selected data for each share of capital outstanding throughout the periods indicated
		Operations			Distributions						Ratios/Supplemental Data
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(b)(c)	Net Assets, End of Period (In Thousands)	Ratio of Expenses to Average Net Assets(d)	Ratio of Net Investment Income to Average Net Assets(d)	Ratio of Expenses (Prior to Reimburse- ments) to Average Net Assets(d)(e)
Class I Shares
12/31/2024	$1.00	$0.05	$—	$0.05	$(0.05)	$—	$(0.05)	$1.00	4.88%	$1,229,830	0.44%	4.77%	0.47%
12/31/2023	1.00	0.05	—	0.05	(0.05)	—	(0.05)	1.00	4.75%	1,106,167	0.44%	4.65%	0.47%
12/31/2022	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.30%	1,117,598	0.37%	1.37%	0.48%
12/31/2021	1.00	—	—	—	—	—	—	1.00	—%	929,226	0.07%	—%	0.49%
12/31/2020	1.00	—	—	—	—	—	—	1.00	0.24%	963,920	0.29%	0.21%	0.49%
Class II Shares
12/31/2024	1.00	0.05	—	0.05	(0.05)	—	(0.05)	1.00	4.62%	224,770	0.69%	4.53%	0.72%
12/31/2023	1.00	0.04	—	0.04	(0.04)	—	(0.04)	1.00	4.49%	232,277	0.69%	4.39%	0.72%
12/31/2022	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.13%	261,351	0.57%	1.28%	0.73%
12/31/2021	1.00	—	—	—	—	—	—	1.00	—%	143,396	0.07%	—%	0.74%
12/31/2020	1.00	—	—	—	—	—	—	1.00	0.18%	158,709	0.36%	0.14%	0.74%
Class IV Shares
12/31/2024	1.00	0.05	—	0.05	(0.05)	—	(0.05)	1.00	4.88%	32,033	0.44%	4.78%	0.47%
12/31/2023	1.00	0.05	—	0.05	(0.05)	—	(0.05)	1.00	4.75%	32,317	0.44%	4.65%	0.47%
12/31/2022	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.30%	31,455	0.36%	1.27%	0.48%
12/31/2021	1.00	—	—	—	—	—	—	1.00	—%	34,050	0.07%	—%	0.49%
12/31/2020	1.00	—	—	—	—	—	—	1.00	0.24%	34,976	0.30%	0.23%	0.49%
Class V Shares
12/31/2024	1.00	0.05	—	0.05	(0.05)	—	(0.05)	1.00	4.94%	1,568,271	0.39%	4.80%	0.42%
12/31/2023	1.00	0.05	—	0.05	(0.05)	—	(0.05)	1.00	4.80%	1,067,409	0.39%	4.76%	0.42%
12/31/2022	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.33%	673,122	0.33%	1.30%	0.43%
12/31/2021	1.00	—	—	—	—	—	—	1.00	—%	678,941	0.07%	—%	0.44%
12/31/2020	1.00	—	—	—	—	—	—	1.00	0.26%	664,192	0.28%	0.26%	0.44%
Class Y Shares
12/31/2024	1.00	0.05	—	0.05	(0.05)	—	(0.05)	1.00	5.04%	458,345	0.29%	4.92%	0.32%
12/31/2023	1.00	0.05	—	0.05	(0.05)	—	(0.05)	1.00	4.90%	369,382	0.29%	4.80%	0.32%
12/31/2022	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	1.40%	406,432	0.27%	1.61%	0.33%
12/31/2021	1.00	—	—	—	—	—	—	1.00	—%	201,539	0.07%	—%	0.34%
12/31/2020	1.00	—	—	—	—	—	—	1.00	0.29%	134,722	0.24%	0.15%	0.34%
Amounts designated as “—” are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

FINANCIAL HIGHLIGHTS: NVIT LOOMIS CORE BOND FUND (FORMERLY, NVIT CORE BOND FUND)
Selected data for each share of capital outstanding throughout the periods indicated
		Operations			Distributions						Ratios/Supplemental Data
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(b)(c)	Net Assets, End of Period (In Thousands)	Ratio of Expenses to Average Net Assets(d)	Ratio of Net Investment Income to Average Net Assets(d)	Ratio of Expenses (Prior to Reimburse- ments) to Average Net Assets(d)	Portfolio Turnover(b)(e)
Class I Shares
12/31/2024	$9.15	$0.36	$(0.23)	$0.13	$(0.30)	$—	$(0.30)	$8.98	1.37%	$15,120	0.59%	3.92%	0.59%	58.79%
12/31/2023	8.98	0.32	0.14	0.46	(0.29)	—	(0.29)	9.15	5.19%	16,062	0.59%	3.57%	0.59%	37.32%
12/31/2022	10.80	0.24	(1.82)	(1.58)	(0.23)	(0.01)	(0.24)	8.98	(14.69)%	17,682	0.59%	2.54%	0.59%	107.55%
12/31/2021	11.45	0.19	(0.30)	(0.11)	(0.22)	(0.32)	(0.54)	10.80	(1.03)%	19,294	0.59%	1.71%	0.59%	132.82%
12/31/2020	11.01	0.25	0.52	0.77	(0.30)	(0.03)	(0.33)	11.45	7.01%	22,973	0.60%	2.20%	0.60%	67.80%
Class II Shares
12/31/2024	9.12	0.34	(0.23)	0.11	(0.28)	—	(0.28)	8.95	1.12%	94,385	0.84%	3.67%	0.84%	58.79%
12/31/2023	8.94	0.30	0.14	0.44	(0.26)	—	(0.26)	9.12	5.05%	101,724	0.84%	3.33%	0.84%	37.32%
12/31/2022	10.76	0.22	(1.83)	(1.61)	(0.20)	(0.01)	(0.21)	8.94	(14.98)%	102,818	0.84%	2.26%	0.84%	107.55%
12/31/2021	11.41	0.16	(0.30)	(0.14)	(0.19)	(0.32)	(0.51)	10.76	(1.25)%	125,449	0.84%	1.45%	0.84%	132.82%
12/31/2020	10.97	0.22	0.53	0.75	(0.28)	(0.03)	(0.31)	11.41	6.77%	113,409	0.85%	1.95%	0.85%	67.80%
Class Y Shares
12/31/2024	9.14	0.37	(0.22)	0.15	(0.32)	—	(0.32)	8.97	1.53%	1,748,905	0.44%	4.07%	0.44%	58.79%
12/31/2023	8.97	0.34	0.13	0.47	(0.30)	—	(0.30)	9.14	5.36%	1,590,575	0.44%	3.75%	0.44%	37.32%
12/31/2022	10.79	0.26	(1.83)	(1.57)	(0.24)	(0.01)	(0.25)	8.97	(14.58)%	1,238,538	0.44%	2.69%	0.44%	107.55%
12/31/2021	11.44	0.21	(0.31)	(0.10)	(0.23)	(0.32)	(0.55)	10.79	(0.88)%	1,204,716	0.44%	1.85%	0.44%	132.82%
12/31/2020	11.00	0.27	0.52	0.79	(0.32)	(0.03)	(0.35)	11.44	7.17%	1,250,407	0.45%	2.36%	0.45%	67.80%
Amounts designated as “—” are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

FINANCIAL HIGHLIGHTS: NVIT LOOMIS SHORT TERM BOND FUND
Selected data for each share of capital outstanding throughout the periods indicated
		Operations			Distributions						Ratios/Supplemental Data
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(b)(c)	Net Assets, End of Period (In Thousands)	Ratio of Expenses to Average Net Assets(d)	Ratio of Net Investment Income to Average Net Assets(d)	Ratio of Expenses (Prior to Reimburse- ments) to Average Net Assets(d)(e)	Portfolio Turnover(b)(f)
Class I Shares
12/31/2024	$9.65	$0.47	$0.05	$0.52	$(0.44)	$—	$—	$(0.44)	$9.73	5.35%	$265,298	0.54%	4.72%	0.55%	248.47%
12/31/2023	9.47	0.39	0.17	0.56	(0.38)	—	—	(0.38)	9.65	5.95%	156,138	0.54%	4.03%	0.55%	209.72%
12/31/2022	10.26	0.20	(0.75)	(0.55)	(0.17)	—	(0.07)	(0.24)	9.47	(5.39)%	148,307	0.56%	1.99%	0.56%	80.96%
12/31/2021	10.43	0.10	(0.14)	(0.04)	(0.13)	—	—	(0.13)	10.26	(0.35)%(g)	192,608	0.54%	0.99%	0.54%	140.94%
12/31/2020	10.31	0.15	0.17	0.32	(0.20)	—	—	(0.20)	10.43	3.10%(g)	60,056	0.54%	1.48%	0.54%	72.41%
Class II Shares
12/31/2024	9.61	0.44	0.05	0.49	(0.41)	—	—	(0.41)	9.69	5.06%	167,877	0.79%	4.48%	0.80%	248.47%
12/31/2023	9.43	0.36	0.17	0.53	(0.35)	—	—	(0.35)	9.61	5.69%	183,618	0.79%	3.75%	0.80%	209.72%
12/31/2022	10.22	0.17	(0.75)	(0.58)	(0.15)	—	(0.06)	(0.21)	9.43	(5.67)%	196,691	0.81%	1.77%	0.81%	80.96%
12/31/2021	10.39	0.08	(0.14)	(0.06)	(0.11)	—	—	(0.11)	10.22	(0.59)%	202,459	0.79%	0.74%	0.79%	140.94%
12/31/2020	10.27	0.13	0.16	0.29	(0.17)	—	—	(0.17)	10.39	2.83%	188,135	0.79%	1.26%	0.79%	72.41%
Class Y Shares
12/31/2024	9.65	0.48	0.05	0.53	(0.45)	—	—	(0.45)	9.73	5.49%	748,461	0.39%	4.88%	0.40%	248.47%
12/31/2023	9.47	0.40	0.17	0.57	(0.39)	—	—	(0.39)	9.65	6.11%	807,722	0.39%	4.17%	0.40%	209.72%
12/31/2022	10.27	0.21	(0.76)	(0.55)	(0.17)	—	(0.08)	(0.25)	9.47	(5.32)%	831,360	0.40%	2.10%	0.40%	80.96%
12/31/2021	10.44	0.12	(0.14)	(0.02)	(0.15)	—	—	(0.15)	10.27	(0.19)%	1,338,774	0.39%	1.14%	0.39%	140.94%
12/31/2020	10.31	0.17	0.17	0.34	(0.21)	—	—	(0.21)	10.44	3.32%	1,487,905	0.39%	1.67%	0.39%	72.41%
Amounts designated as “—” are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

FINANCIAL HIGHLIGHTS: NVIT LOOMIS SHORT TERM HIGH YIELD FUND (FORMERLY, NVIT FEDERATED HIGH INCOME BOND FUND)
Selected data for each share of capital outstanding throughout the periods indicated
		Operations			Distributions						Ratios/Supplemental Data
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(b)(c)	Net Assets, End of Period (In Thousands)	Ratio of Expenses to Average Net Assets(d)	Ratio of Net Investment Income to Average Net Assets(d)	Ratio of Expenses (Prior to Reimburse- ments) to Average Net Assets(d)(e)	Portfolio Turnover(b)
Class I Shares
12/31/2024	$5.79	$0.32	$0.05	$0.37	$(0.34)	$—	$(0.34)	$5.82	6.28%	$96,947	0.91%	5.48%	0.99%	26.20%
12/31/2023	5.44	0.33	0.37	0.70	(0.35)	—	(0.35)	5.79	13.13%	100,839	0.91%	5.76%	0.98%	14.98%
12/31/2022	6.55	0.32	(1.10)	(0.78)	(0.33)	—	(0.33)	5.44	(11.93)%	97,254	0.91%	5.30%	0.97%	40.07%
12/31/2021	6.55	0.30	0.02	0.32	(0.32)	—	(0.32)	6.55	4.96%	121,052	0.91%	4.45%	0.98%	40.26%
12/31/2020	6.51	0.31	0.08	0.39	(0.35)	—	(0.35)	6.55	6.02%	121,242	0.91%	4.95%	0.98%	39.93%
Amounts designated as “—” are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

Information from Nationwide Funds
Please read this Prospectus before you invest, and keep it with your records. This Prospectus is intended for use in connection with variable insurance contracts. Additional information about each Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR filed with the SEC. In Form N-CSR, you will find the Funds’ annual and semiannual financial statements.
The following documents– which may be obtained free of charge– contain additional information about the Funds’ investments:
●Statement of Additional Information (incorporated by reference into this Prospectus)
●Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year)
●Semiannual Reports
To obtain a document free of charge, to request other information about the Funds, or to make inquiries to the Funds, call 800-848-6331, visit nationwide.com/mutualfundsnvit or contact your variable insurance provider.
Information from the U.S. Securities and Exchange Commission (“SEC”)
You can obtain copies of Fund documents from the SEC (the SEC charges a fee to copy any documents except when accessing Fund documents directly on the SEC’s EDGAR database):
●on the SEC’s EDGAR database via the internet at www.sec.gov; or
●by electronic request to publicinfo@sec.gov
Nationwide Funds Group
One Nationwide Plaza, Mail Code 1-18-102,
Columbus, OH 43215

Nationwide, the Nationwide N and Eagle, and
Nationwide is on your side are service marks of
Nationwide Mutual Insurance Company. © 2025
The Trust’s Investment Company Act File No.: 811-03213
NPR-CFX (4/25)